UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-02380

The Cash Management Trust of America
(Exact name of registrant as specified in charter)

333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: September 30, 2006

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and address of agent for service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, California 90071
(Counsel for the registrant)

ITEM 1 - Reports to Stockholders

[logo - American Funds®]

The right choice for the long term®

The Cash Management Trust of America
The U.S. Treasury Money Fund of America
The Tax-Exempt Money Fund of America

[photo - profile of man sitting in front of computer monitors displaying line graphs]

Attention to detail: the research process

Annual report for the year ended September 30, 2006

The Cash Management Trust of America® seeks to provide income on cash reserves, while preserving capital and maintaining liquidity, through investments in high-quality short-term money market instruments.

The U.S. Treasury Money Fund of AmericaSM seeks to provide income on cash reserves, while preserving capital and maintaining liquidity, through investments in U.S. Treasury securities maturing in one year or less.

The Tax-Exempt Money Fund of AmericaSM seeks to provide income free from federal taxes, while preserving capital and maintaining liquidity, through investments in high-quality municipal securities with effective maturities of one year or less.

These money market funds are three of the 30 American Funds. The organization ranks among the nation’s three largest mutual fund families. For 75 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Figures shown are past results for Class A shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Investment returns will vary. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com.

[Begin line chart]

	The Cash Management Trust of America	The U.S. Treasury Money Fund of America	The Tax-Exempt Money Fund of America	Federal funds rate (target rate)	Consumer Price Index (inflation)
9/01	2.71	2.59	1.88	3.00	2.65
10/01	1.98	2.05	1.66	2.50	2.13
11/01	1.65	1.60	1.43	2.00	1.90
12/01	1.33	1.25	1.19	1.75	1.55
1/02	1.17	1.13	0.88	1.75	1.14
2/02	1.14	1.10	0.86	1.75	1.14
3/02	1.17	1.14	0.81	1.75	1.48
4/02	1.25	1.16	1.09	1.75	1.64
5/02	1.26	1.12	1.11	1.75	1.18
6/02	1.13	1.09	0.94	1.75	1.07
7/02	1.16	1.06	0.84	1.75	1.46
8/02	1.15	1.13	0.81	1.75	1.80
9/02	1.15	1.10	0.95	1.75	1.51
10/02	1.21	1.08	0.99	1.75	2.03
11/02	1.00	0.87	0.88	1.25	2.20
12/02	0.78	0.71	0.68	1.25	2.38
1/03	0.77	0.59	0.51	1.25	2.60
2/03	0.89	0.58	0.52	1.25	2.98
3/03	0.99	0.58	0.40	1.25	3.02
4/03	0.85	0.57	0.57	1.25	2.22
5/03	0.88	0.55	0.57	1.25	2.06
6/03	0.68	0.46	0.59	1.00	2.11
7/03	0.84	0.42	0.41	1.00	2.11
8/03	1.05	0.38	0.33	1.00	2.16
9/03	1.06	0.42	0.41	1.00	2.32
10/03	0.89	0.37	0.39	1.00	2.04
11/03	0.77	0.29	0.44	1.00	1.77
12/03	0.73	0.25	0.47	1.00	1.88
1/04	0.59	0.17	0.29	1.00	1.93
2/04	0.63	0.30	0.55	1.00	1.69
3/04	0.60	0.30	0.43	1.00	1.74
4/04	0.67	0.39	0.48	1.00	2.29
5/04	0.73	0.29	0.53	1.00	3.05
6/04	0.67	0.39	0.57	1.00	3.27
7/04	1.03	0.49	0.57	1.25	2.99
8/04	1.42	0.76	0.64	1.50	2.65
9/04	1.51	0.88	0.73	1.75	2.54
10/04	1.47	1.04	1.00	1.75	3.19
11/04	1.50	1.13	1.22	2.00	3.52
12/04	1.69	1.43	1.29	2.25	3.26
1/05	1.76	1.48	1.20	2.25	2.97
2/05	1.89	1.64	1.47	2.50	3.01
3/05	2.12	1.98	1.52	2.75	3.15
4/05	2.31	2.10	1.75	2.75	3.51
5/05	2.50	2.22	2.11	3.00	2.80
6/05	2.51	2.29	2.12	3.00	2.53
7/05	2.84	2.58	2.07	3.25	3.17
8/05	3.05	2.69	2.10	3.50	3.64
9/05	3.17	2.77	2.03	3.75	4.69
10/05	3.35	2.93	2.26	3.75	4.35
11/05	3.54	3.04	2.33	4.00	3.46
12/05	3.73	3.19	2.50	4.25	3.42
1/06	3.95	3.44	2.58	4.50	3.99
2/06	3.99	3.60	2.67	4.50	3.60
3/06	4.09	3.78	2.60	4.75	3.36
4/06	4.34	4.06	2.86	4.75	3.55
5/06	4.54	4.09	3.02	5.00	4.17
6/06	4.68	4.24	3.01	5.25	4.32
7/06	4.87	4.35	3.02	5.25	4.15
8/06	4.88	4.50	3.11	5.25	3.82
9/06	4.81	4.41	3.12	5.25	2.06

[End line chart]

Your funds’ annualized seven-day SEC yields as of September 30, 2006

The Cash Management Trust of America (reflecting a fee waiver, +4.78% without the waiver)	+4.81%

The U.S. Treasury Money Fund of America (reflecting a fee waiver, +4.38% without the waiver)	+4.41%

The Tax-Exempt Money Fund of America (reflecting a fee waiver, +3.08% without the waiver)	+3.12%

The Tax-Exempt Money Fund of America (taxable equivalent yield)[2] (reflecting a fee waiver, +4.74% without the waiver)	+4.79%

The seven-day SEC yields more accurately reflect the funds’ current earnings than do their 30-day yields or total returns.

For The U.S. Treasury Money Fund of America and The Tax-Exempt Money Fund of America, the investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. For The Cash Management Trust of America, the investment adviser waived 10% of its management fees beginning October 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights tables on pages 16, 28 and 42 for details.

1 Equivalent to Securities and Exchange Commission (SEC) yields. Represents the seven-day month-end averages.
2 Represents the fund’s taxable equivalent yield calculated at the maximum effective 35.0% federal tax rate.
3 Because income paid by The U.S. Treasury Money Fund of America is exempt from state and local taxes in most states, the fund’s taxable equivalent yield would be higher than the rates shown in the chart.

Results for Class B, C, F and 529 shares of The Cash Management Trust of America can be found on page 19. Please see the inside back cover for important information about share classes.

Income from The Tax-Exempt Money Fund of America may be subject to state or local income taxes and/or federal alternative minimum taxes. Certain other income may be taxable.

[photo - man pointing to computer monitor with pen]

Fellow shareholders:

Strong economic growth in the U.S., rising short-term interest rates and a relatively moderate increase in inflation marked the funds’ fiscal year ended September 30, 2006. In this environment, The Cash Management Trust of America, The U.S. Treasury Money Fund of America and The Tax-Exempt Money Fund of America provided solid returns for the 12-month period. All three funds maintained a constant net asset value of $1.00.

The funds’ results

The Cash Management Trust of America produced an income return of 4.26%, with dividends reinvested, for the fiscal year ended September 30, 2006. The fund’s seven-day yield as of that date had risen to 4.81%.

The U.S. Treasury Money Fund of America generated a 12-month income return of 3.82%, including reinvested dividends. Because all of the fund’s earnings are derived from investments in U.S. Treasury securities, the income paid by the fund is exempt from state and local taxes. The fund’s annualized seven-day yield for the week ended September 30, 2006, was 4.41%.

The Tax-Exempt Money Fund of America provided a federally tax-free income return of 2.76%, with dividends reinvested, for the fiscal year ended September 30, 2006. The income return is equivalent to a taxable return of 4.24% for investors in the 35.0% federal tax bracket. A portion of the return may also be exempt from some state and local taxes. The fund’s annualized seven-day yield at the end of the period was 3.12%, and its taxable equivalent annualized seven-day yield was 4.79%.

The Fed and the economy

Over the course of the year the Federal Reserve raised the federal funds rate (the overnight lending rate among banks) six times, bringing it from 3.75% at the start of the 12-month period to 5.25% in June. In his July testimony before Congress, Fed chairman Ben Bernanke said he expected growth to moderate and inflation pressures to ease. The Fed followed up on this outlook by leaving the target lending rate unchanged at the following two meetings of the Federal Open Market Committee.

The Fed’s pause in monetary tightening contributed to a rally in the U.S. stock and bond markets. Investors were buoyed as energy prices tumbled. This drop helped ease the strain on household spending, sending consumer confidence up for the first time since June and giving an added boost to the U.S. stock market in the latter part of the funds’ fiscal year.

As measured by the Consumer Price Index, the core rate of inflation — which excludes food and energy, items prone to volatile price swings — was 2.9% for the year ended September 30, 2006, while the overall rate of inflation was 2.1% for the 12-month period. There remains a difference of opinion on whether the Fed will continue to hold rates steady, which it does when it believes the economy is growing at a healthy pace and is not in jeopardy of expanding too quickly or lapsing into recession. If the economy begins to grow at a pace that will, in the Fed’s estimation, lead to higher inflation, it may resume hiking rates.

Long-term goals

Whether used as a temporary holding place for assets between longer term investments, as part of a regular investment program, or simply as a way to earn income on the cash-reserve portion of a balanced portfolio, the stability and convenience of a money market fund can be instrumental in helping you achieve your long-term financial goals.

We appreciate that you have chosen an American Funds money market fund for your portfolio. To learn more about how the investment professionals at Capital Research and Management Company, the funds’ adviser, negotiate the fast-paced market of cash instruments and make investment decisions for the funds, please turn to the following page. We look forward to reporting to you again in six months.

Cordially,

/s/ Paul G. Haaga, Jr.	/s/ Abner D. Goldstine
Paul G. Haaga, Jr.	Abner D. Goldstine
Vice Chairman of the Boards	President

November 8, 2006

For current information about the funds, visit americanfunds.com.

Attention to detail:
the research process

The American Funds money market funds are comprised of hundreds of short-term securities. Because the bulk of these securities mature within 90 days, instruments must be continually replaced. Investing for the funds begins with solid credit research and requires both diligence and attention to detail in order to maintain the funds’ primary goals of safety and stability while providing investors with a competitive rate of return.

To give you a picture of how short-term securities are chosen for The Cash Management Trust of America and The U.S. Treasury Money Fund of America (a separate team specializing in municipal debt handles The Tax-Exempt Money Fund of America), we spoke with three investment professionals: Tiffany Nelson, credit analyst; Terry Cook, money market trader; and Abner Goldstine, president of the funds. They’re part of the larger expertise of Capital Research and Management Company, investment adviser to American Funds, with more than $700 billion in assets under management.

Reading between the lines

For money market funds, the research process generally begins with credit analysts who cull through the issuers of commercial paper to recommend those that are, on the basis of their research, very safe and secure. The commercial paper that Tiffany and the other analysts recommend for The Cash Management Trust of America must be Tier 1 rated, which is of extremely high quality. “A company’s longer term debt must be rated A or higher by Standard & Poor’s or Moody’s rating systems, in order for their commercial paper to qualify for the funds. However, their rating alone is not the whole story but rather serves as a starting point in the research process.”

[Begin Pull Quote]
“We have access to more than 60 fixed-income investment professionals, among whom are traders, economists, analysts and portfolio counselors. They are able to provide us with a broad-based, big picture overview.”
[End Pull Quote]

[photo - Abner D. Goldstine]
[Begin Photo Caption]
Abner D. Goldstine
President of the funds
[End Photo Caption]

[photo - Terry S. Cook]
[Begin Photo Caption]
Terry S. Cook
Money market trader
[End Photo Caption]

[photo - Tiffany Nelson]
[Begin Photo Caption]
Tiffany Nelson
Credit analyst
[End Photo Caption]

Tiffany spends much of her days pouring over company financial statements and monitoring credit trends in the marketplace. One of the more important components of her research is her ability to tap into Capital’s extensive global research effort and take advantage of the knowledge base of the equity and fixed-income analysts. “They visit companies and meet with suppliers, bankers, customers and competitors to get a well-rounded view of operations — information that supplements financial data,” says Tiffany. “My discussions with our analysts help me to make more informed recommendations.” Tiffany and three other credit analysts also meet regularly with the funds’ money market traders to review portfolio holdings and discuss specific credit events.

The whole picture

While a significant part of the research done on potential securities for The Cash Management Trust of America (the largest of the three money market funds) centers on credit quality and the issuers themselves, the focus is different for The U.S. Treasury Money Fund of America. Because it invests only in short-term U.S. Treasury securities backed by the full faith and credit of the U.S. government, the fund’s primary concern is finding the best values within acceptable maturity ranges.

In fact, for all three money market funds, special attention is paid to the cycles of maturing debt as well as the current yields being offered in the market in order to find the best available investments. “On any given day,” says Terry, one of three money market traders, “we invest from $250 million to $350 million for The Cash Management Trust of America and The U.S. Treasury Money Fund of America. We look for value and, in the case of The Cash Management Trust of America, we make sure that the fund is diversified among various industries and/or maturities.”

Complementing her interactions with a broad range of investment professionals at Capital, Terry also communicates regularly with brokers and dealers, who act as intermediaries between buyer and seller. “These contacts are helpful in giving us notice of, and gaining access to information about, new commercial paper programs,” explains Terry. “This is especially valuable when demand for an issue is strong and the supply is limited. They can also provide a broader picture of the market and liquidity.”

The value of experience

The American Funds money market funds are as actively managed as an equity or bond fund. “We have access to more than 60 fixed-income investment professionals, among whom are traders, economists, analysts and portfolio counselors. They are able to provide us with a broad-based, big picture overview as well as fundamental analysis of the securities,” says Abner. Shareholders benefit from this depth of research and knowledge as well as from the experience and dedication that goes into the management of these funds. “We recognize the value of every dollar that comes into the funds,” Terry adds, “and strive to preserve that value even under challenging market conditions.”

Every well-balanced portfolio should include assets that can provide stability. “Money market funds can be integral to helping shareholders achieve their financial goals,” Terry notes. One important advantage to remember is the liquidity or immediate cash access that these funds provide. In the event that you need cash on short notice, it will be there; in the meantime, it earns a money market rate of return. Your money can be easily redeemed online, by mail and telephone, and through systematic withdrawals and free check-writing privileges. Over longer intervals, the fund can serve as a depository for money that is intended for a periodic investment plan. With your reserve assets in a money market fund, you are in a position to pursue attractive financial alternatives whenever they occur.

The Cash Management Trust of America
Investment portfolio
September 30, 2006

[Begin Pie Chart]

Percent of net assets
Commercial paper	77.2%
Federal agency discount notes	17.4
Certificates of deposit	5.4

[End Pie Chart]

	Yield at	Principal	Market
	Acquisition	amount	value
Short-term securities - 100.05%		(000)	(000)

Commercial Paper - 77.20%
3M Co.
October 26, 2006	5.23%	$47,350	$47,172
November 17, 2006	5.24	55,000	54,630
Abbey National N.A. LLC
November 13, 2006	5.28	50,000	49,685
Abbott Laboratories (1)
October 3, 2006	5.24	25,200	25,189
October 17, 2006	5.26	25,000	24,939
November 14, 2006	5.22	40,000	39,741
November 21, 2006	5.23	34,500	34,242
AIG Funding, Inc.
November 20, 2006	5.28	25,000	24,817
Allied Irish Banks N.A. Inc. (1)
November 22, 2006	5.31	38,000	37,720
American Express Credit Corp.
October 23, 2006	5.27	75,000	74,749
November 1, 2006	5.28	50,000	49,767
American General Finance Corp.
October 19, 2006	5.28	50,000	49,861
American Honda Finance Corp.
October 3, 2006	5.29	25,445	25,434
October 11, 2006	5.28	30,300	30,251
October 27, 2006	5.29	50,000	49,810
November 8, 2006	5.27	55,000	54,695
November 9, 2006	5.27	20,000	19,884
November 10, 2006	5.28	50,000	49,714
Amsterdam Funding Corp. (1)
October 5, 2006	5.29	40,000	39,971
October 6, 2006	5.28	46,500	46,459
October 10, 2006	5.28	36,620	36,566
October 12, 2006	5.29	20,000	19,965
November 9, 2006	5.31	30,000	29,824
November 16, 2006	5.30	50,000	49,657
ANZ (Delaware) Inc.
November 8, 2006	5.30	50,000	49,715
ANZ National (International) Ltd. (1)
November 13, 2006	5.30	50,000	49,685
Atlantic Industries (1)
October 2, 2006	5.33	35,400	35,390
Bank of America Corp.
October 13, 2006	5.32	50,000	49,905
October 16, 2006	5.32	50,000	49,883
November 8, 2006	5.30	30,000	29,837
November 20, 2006	5.30	37,300	37,022
November 27, 2006	5.29	75,000	74,375
Bank of Nova Scotia
October 2, 2006	5.27	50,000	49,985
November 15, 2006	5.30	50,000	49,664
Barclays U.S. Funding LLC
October 3, 2006	5.40	50,000	49,978
October 23, 2006	5.31	75,000	74,750
October 25, 2006	5.31	75,000	74,738
Barton Capital LLC (1)
October 6, 2006	5.30	140,000	139,877
October 19, 2006	5.29	66,300	66,116
BASF AG (1)
October 10, 2006	5.32	50,000	49,927
October 19, 2006	5.30	14,000	13,961
October 20, 2006	5.32	75,000	74,780
November 8, 2006	5.34	34,100	33,916
Becton, Dickinson and Co.
October 16, 2006	5.26	15,200	15,165
BMW U.S. Capital LLC (1)
October 12, 2006	5.24	39,300	39,232
November 20, 2006	5.27	50,000	49,633
BNP Paribas Finance Inc.
November 8, 2006	5.29	50,000	49,730
CAFCO, LLC (1)
October 19, 2006	5.30	50,000	49,861
October 26, 2006	5.29	50,000	49,810
November 6, 2006	5.30	50,000	49,729
November 21, 2006	5.30	25,000	24,812
Calyon North America Inc.
October 5, 2006	5.36	51,000	50,964
November 6, 2006	5.29	60,000	59,676
November 13, 2006	5.29	75,000	74,527
Caterpillar Financial Services Corp.
October 10, 2006	5.23	35,000	34,949
October 16, 2006	5.24	40,000	39,907
Chevron Funding Corp.
October 2, 2006	5.25	50,000	49,985
October 25, 2006	5.26	74,000	73,731
October 31, 2006	5.25	18,500	18,417
Ciesco LLC (1)
November 20, 2006	5.30	50,000	49,632
CIT Group, Inc.
October 12, 2006	5.28	62,000	61,891
November 9, 2006	5.32	60,000	59,665
Citigroup Funding Inc.
November 3, 2006	5.30	50,000	49,751
Clipper Receivables Co., LLC (1)
October 13, 2006	5.29	175,000	174,667
October 17, 2006	5.29	50,000	49,876
October 24, 2006	5.33	50,000	49,825
Coca-Cola Co.
October 2, 2006	5.25	35,000	34,990
October 12, 2006	5.25	25,000	24,956
November 10, 2006 (1)	5.23	25,000	24,852
Colgate-Palmolive Co. (1)
October 30, 2006	5.21	25,000	24,892
October 31, 2006	5.22	25,000	24,888
Concentrate Manufacturing Co. of Ireland (1)
October 6, 2006	5.22	30,000	29,974
DaimlerChrysler Revolving Auto Conduit LLC
October 31, 2006	5.30	25,224	25,110
Danske Corp. (1)
October 18, 2006	5.31	100,000	99,748
October 23, 2006	5.29	75,000	74,748
October 26, 2006	5.30	50,000	49,818
Depfa Bank PLC (1)
November 27, 2006	5.30	50,000	49,586
Dexia Delaware LLC
November 7, 2006	5.29	50,000	49,728
November 13, 2006	5.29	25,000	24,842
December 1, 2006	5.27	75,000	74,314
E.I. duPont de Nemours and Co. (1)
October 20, 2006	5.22	40,000	39,884
October 23, 2006	5.23	33,000	32,890
October 24, 2006	5.22	50,000	49,827
October 31, 2006	5.24	30,000	29,865
November 8, 2006	5.22	30,000	29,827
Estée Lauder Companies Inc. (1)
October 10, 2006	5.22	3,000	2,996
October 11, 2006	5.22	17,000	16,973
European Investment Bank
November 22, 2006	5.24	50,000	49,617
Export Development Canada
November 2, 2006	5.25	105,000	104,524
November 6, 2006	5.26	50,000	49,735
FCAR Owner Trust I
October 5, 2006	5.30	75,000	74,945
November 17, 2006	5.32	30,000	29,789
Gannett Co. (1)
October 5, 2006	5.25	56,200	56,159
October 13, 2006	5.24	85,200	85,039
October 27, 2006	5.23	30,000	29,883
November 9, 2006	5.24	74,500	74,069
General Electric Capital Services, Inc.
October 4, 2006	5.35	75,000	74,956
November 6, 2006	5.31	50,000	49,735
December 1, 2006	5.28	50,000	49,564
General Electric Co.
December 11, 2006	5.29	75,000	74,205
Harley-Davidson Funding Corp. (1)
November 13, 2006	5.22	4,300	4,273
November 17, 2006	5.23	8,000	7,945
Harvard University
November 27, 2006	5.22	25,000	24,792
HBOS Treasury Services PLC
November 7, 2006	5.29	16,600	16,508
November 30, 2006	5.30	17,600	17,449
Hershey Co. (1)
October 27, 2006	5.25	25,000	24,902
November 6, 2006	5.24	20,400	20,291
November 15, 2006	5.24	35,000	34,767
Home Depot Inc. (1)
October 4, 2006	5.24	25,000	24,986
HSBC Finance Corp.
October 17, 2006	5.33	50,000	49,876
November 14, 2006	5.28	35,000	34,771
November 17, 2006	5.25	50,000	49,653
HSBC USA Inc.
October 11, 2006	5.31	50,000	49,919
November 6, 2006	5.33	50,000	49,733
November 7, 2006	5.33	45,000	44,753
IBM Capital Inc. (1)
October 26, 2006	5.21	40,500	40,348
IBM Corp. (1)
November 17, 2006	5.21	50,000	49,648
ING (U.S.) Funding LLC
October 11, 2006	5.31	50,000	49,919
October 16, 2006	5.30	33,500	33,422
October 30, 2006	5.29	75,000	74,675
November 17, 2006	5.29	45,000	44,699
International Lease Finance Corp.
October 11, 2006	5.32	50,000	49,923
October 25, 2006	5.28	25,000	24,909
October 26, 2006	5.27	50,000	49,811
November 16, 2006	5.25	50,000	49,660
IXIS Commercial Paper Corp. (1)
October 12, 2006	5.31	50,000	49,916
November 9, 2006	5.29	75,000	74,562
KfW International Finance Inc. (1)
October 27, 2006	5.25	50,000	49,804
Kimberly-Clark Worldwide Inc. (1)
October 12, 2006	5.23	27,400	27,352
October 18, 2006	5.22	31,700	31,618
Liberty Street Funding Corp. (1)
November 10, 2006	5.30	55,000	54,662
Medtronic Inc. (1)
October 26, 2006	5.27	20,000	19,924
Nestlé Capital Corp. (1)
October 12, 2006	5.23	50,000	49,913
NetJets Inc. (1)
October 3, 2006	5.22	30,000	29,987
October 25, 2006	5.23	20,000	19,928
October 31, 2006	5.23	24,000	23,892
November 20, 2006	5.22	20,000	19,853
Old Line Funding, LLC (1)
October 13, 2006	5.31	33,739	33,675
October 20, 2006	5.31	56,688	56,522
October 25, 2006	5.30	47,500	47,326
October 26, 2006	5.30	50,000	49,810
November 6, 2006	5.29	50,000	49,730
Park Avenue Receivables Co., LLC (1)
October 5, 2006	5.27	50,000	49,963
October 13, 2006	5.28	25,000	24,952
November 10, 2006	5.28	95,000	94,432
November 13, 2006	5.30	14,100	14,009
November 21, 2006	5.29	12,000	11,909
Pitney Bowes Inc. (1)
October 3, 2006	5.22	27,000	26,988
Preferred Receivables Funding Corp. (1)
October 10, 2006	5.28	50,000	49,927
October 12, 2006	5.30	41,400	41,327
Ranger Funding Co. LLC (1)
November 3, 2006	5.28	20,000	19,901
November 6, 2006	5.31	25,000	24,866
Sheffield Receivables Corp. (1)
October 26, 2006	5.29	50,000	49,810
Spintab AB (Swedmortgage)
October 3, 2006	5.38	100,400	100,355
October 17, 2006	5.29	50,000	49,876
November 29, 2006	5.28	50,000	49,576
Stadshypotek Delaware Inc. (1)
November 13, 2006	5.30	75,000	74,518
Swedish Export Credit Corp.
October 13, 2006	5.25	50,000	49,905
Three Pillars Funding, LLC (1)
October 2, 2006	5.28	97,450	97,421
October 6, 2006	5.29	40,000	39,965
October 18, 2006	5.28	40,000	39,895
October 25, 2006	5.28	60,000	59,781
October 30, 2006	5.29	30,051	29,919
Thunder Bay Funding, LLC (1)
October 16, 2006	5.29	28,980	28,912
Toronto-Dominion Holdings USA Inc. (1)
November 8, 2006	5.27	50,000	49,717
November 27, 2006	5.28	75,000	74,378
Total Capital SA (1)
October 10, 2006	5.27	100,000	99,854
November 15, 2006	5.27	90,000	89,398
Toyota Motor Credit Corp.
October 6, 2006	5.28	50,000	49,956
November 27, 2006	5.28	50,000	49,586
Triple-A One Funding Corp. (1)
October 17, 2006	5.28	23,874	23,815
UBS Finance (Delaware) LLC
October 2, 2006	5.38	40,000	39,988
November 6, 2006	5.27	115,000	114,380
United Parcel Service Inc.
October 10, 2006	5.21	25,000	24,964
October 19, 2006	5.26	25,000	24,934
Variable Funding Capital Corp. (1)
October 13, 2006	5.28	100,000	99,810
October 20, 2006	5.27	25,000	24,927
October 26, 2006	5.27	25,000	24,905
October 27, 2006	5.28	50,000	49,803
November 7, 2006	5.28	76,800	76,374
Wal-Mart Stores Inc. (1)
October 11, 2006	5.29	50,000	49,923
October 24, 2006	5.25	31,200	31,092
October 31, 2006	5.26	25,000	24,888
November 7, 2006	5.24	100,000	99,450
November 13, 2006	5.26	20,000	19,872
November 27, 2006	5.25	20,000	19,834
November 28, 2006	5.26	45,000	44,621
			8,705,391

Federal agency discount notes - 17.47%
Fannie Mae
October 2, 2006	5.16	37,400	37,389
October 18, 2006	5.19	100,000	99,738
October 19, 2006	5.18	100,000	99,728
November 1, 2006	5.14	71,500	71,175
November 15, 2006	5.14	40,000	39,739
November 22, 2006	5.20	50,000	49,634
Federal Farm Credit Banks
October 4, 2006	5.17	15,400	15,391
October 5, 2006	5.15	50,000	49,964
October 6, 2006	5.16	50,000	49,957
October 10, 2006	5.15	75,000	74,893
Federal Home Loan Bank
October 4, 2006	5.27	131,771	131,693
October 11, 2006	5.22	125,000	124,795
October 20, 2006	5.18	131,438	131,062
October 27, 2006	5.19	80,433	80,122
Freddie Mac
October 17, 2006	5.18	121,200	120,905
October 30, 2006	5.19	125,000	124,463
November 14, 2006	5.16	50,000	49,680
November 27, 2006	5.14	67,100	66,550
November 29, 2006	5.14	52,500	52,053
International Bank for Reconstruction and Development
October 16, 2006	5.19	140,000	139,679
October 24, 2006	5.18	139,000	138,523
Tennessee Valley Authority
November 2, 2006	5.14	174,200	173,383
November 9, 2006	5.10	50,000	49,711
			1,970,227

Certificates of deposit - 5.38%
Bank of Montreal
October 31, 2006	5.28	50,000	50,000
Bank of Nova Scotia
November 28, 2006	5.27	75,000	75,000
Canadian Imperial Bank of Commerce
November 14, 2006	5.29	100,000	99,997
Depfa Bank PLC
November 21, 2006	5.31	50,000	50,000
Union Bank of California, N.A.
October 17, 2006	5.30	106,900	106,900
November 16, 2006	5.28	75,000	75,000
Wells Fargo Bank, N.A.
October 25, 2006	5.27	50,000	50,000
October 31, 2006	5.27	50,000	50,000
November 2, 2006	5.27	50,000	50,000
			606,897

Total investment securities (cost: $11,282,194,000)			11,282,515
Other assets less liabilities			(5,229)

Net assets			$11,277,286

(1) Restricted security that can be resold only to institutional investors. In practice, this security is typically as liquid as unrestricted securities in the portfolio. The total value of all such restricted securities was $4,837,710,000, which represented 42.90% of the net assets of the fund.

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities
at September 30, 2006	(dollars and shares in thousands, except per-share amounts)

Assets:
Investment securities at market (cost: $11,282,194)			$11,282,515
Cash			7,054
Receivables for:
Sales of fund's shares		$67,053
Interest		1,357	68,410
			11,357,979
Liabilities:
Payables for:
Purchases of investments		22,769
Repurchases of fund's shares		51,318
Dividends on fund's shares		1,059
Investment advisory services		2,287
Services provided by affiliates		3,099
Deferred trustees' compensation		102
Other fees and expenses		59	80,693
Net assets at September 30, 2006			$11,277,286

Net assets consist of:
Capital paid in on shares of beneficial interest			$11,276,969
Distributions in excess of net investment income			(4)
Net unrealized appreciation			321
Net assets at September 30, 2006			$11,277,286

Shares of beneficial interest issued and outstanding - unlimited shares authorized (11,276,967 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$9,353,505	9,353,241	$1.00
Class B	158,038	158,033	1.00
Class C	133,213	133,209	1.00
Class F	22,182	22,182	1.00
Class 529-A	183,366	183,360	1.00
Class 529-B	4,641	4,641	1.00
Class 529-C	16,913	16,913	1.00
Class 529-E	10,921	10,921	1.00
Class 529-F	5,590	5,590	1.00
Class R-1	17,314	17,314	1.00
Class R-2	608,550	608,533	1.00
Class R-3	441,808	441,795	1.00
Class R-4	174,815	174,810	1.00
Class R-5	146,430	146,425	1.00

See Notes to Financial Statements

Statement of operations
for the year ended September 30, 2006		(dollars in thousands)
Investment income:
Income:
Interest			$470,878
Fees and expenses*:
Investment advisory services		$27,644
Distribution services		15,363
Transfer agent services		11,674
Administrative services		5,851
Reports to shareholders		453
Registration statement and prospectus		711
Postage, stationery and supplies		1,814
Trustees' compensation		82
Auditing and legal		62
Custodian		184
State and local taxes		93
Other		72
Total fees and expenses before reimbursements/waivers		64,003
Less reimbursements/waivers of fees and expenses:
Investment advisory services		2,764
Administrative services		1,498
Total fees and expenses after reimbursements/waivers			59,741
Net investment income			411,137

Net unrealized appreciation on investments			134

Net increase in net assets resulting
from operations			$411,271

* Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets		(dollars in thousands)

		Year ended September 30
		2006	2005
Operations:
Net investment income		$411,137	$185,575
Net unrealized appreciation on investments		134	295
Net increase in net assets
resulting from operations		411,271	185,870

Dividends paid or accrued to
shareholders from net investment income		(411,128)	(185,586)

Capital share transactions		2,225,392	146,419

Total increase in net assets		2,225,535	146,703

Net assets:
Beginning of year		9,051,751	8,905,048
End of year		$11,277,286	$9,051,751

See Notes to Financial Statements

Notes to financial statements

1.	Organization and significant accounting policies

Organization - The Cash Management Trust of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide income on cash reserves, while preserving capital and maintaining liquidity, through investments in high-quality short-term money market instruments.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica® savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A and 529-A	None	None	None
Class B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B and 529-B convert to Class A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Class F and 529-F	None	None	None
Class R-1, R-2, R-3, R-4 and R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Net asset value - The fund values its shares in accordance with Securities and Exchange Commission ("SEC") rules, using the penny-rounding method, which permits the fund to maintain a constant net asset value of $1.00 per share.

Security valuation - Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available or are considered unreliable are fair valued as determined in good faith under procedures adopted by authority of the fund's board of trustees. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations - Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends to shareholders - Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly.

2. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

Distributions - Distributions paid to shareholders are based on net investment income determined on a tax basis, which may differ from net investment income for financial reporting purposes. As of September 30, 2006, there were no material differences between book and tax reporting. The fiscal year in which amounts are distributed may differ from the year in which the net investment income is recorded by the fund for financial reporting purposes.

As of September 30, 2006, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows:

(dollars in thousands)
Undistributed ordinary income	$1,161
Short-term loss carryforwards expiring 2013*	(4)
Gross unrealized appreciation on investment securities	349
Gross unrealized depreciation on investment securities	(28)
Net unrealized appreciation on investment securities	321
Cost of investment securities	11,282,194

* Reflects the short-term loss carryforwards of $3,000. The short-term loss carryforwards will be used to offset any short-term gains realized by the fund in future years through the expiration date. The fund will not make distributions from short-term gains while short-term loss carryforwards remain.

Distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Year ended September 30, 2006	Year ended September 30, 2005
Class A	$352,008	$166,009
Class B	4,541	1,677
Class C	3,263	1,013
Class F	800	346
Class 529-A	6,533	2,556
Class 529-B	98	21
Class 529-C	384	78
Class 529-E	341	107
Class 529-F	195	73
Class R-1	564	169
Class R-2	17,758	5,286
Class R-3	13,221	4,176
Class R-4	6,248	2,122
Class R-5	5,174	1,953
Total	$411,128	$185,586

3. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company SM ("AFS"), the fund’s transfer agent, and American Funds Distributors, Inc.SM ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.320% on the first $1 billion of daily net assets and decreasing to 0.270% on such assets in excess of $2 billion. CRMC is currently waiving 10% of investment advisory services fees. During the year ended September 30, 2006, total investment advisory services fees waived by CRMC were $2,764,000. As a result, the fee shown on the accompanying financial statements of $27,644,000, which was equivalent to an annualized rate of 0.277%, was reduced to $24,880,000, or 0.249% of average daily net assets.

The Investment Advisory and Service Agreement also provides that CRMC will reimburse the fund’s Class A shares to the extent that annual operating expenses exceed 25% of gross income. Expenses related to interest, taxes, brokerage commissions and extraordinary items are not subject to these limitations. During the year ended September 30, 2006, no such reimbursement was required.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.15% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use a portion (0.15% for Class A, B, 529-A and 529-B shares and 0.25% for all other share classes) of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.15%	0.15%
Class 529-A	0.15	0.50
Class B and 529-B	0.90	0.90
Class C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class 529-E and R-3	0.50	0.75
Class F, 529-F and R-4	0.25	0.50

Transfer agent services - The fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the year ended September 30, 2006, the total administrative services fees paid by CRMC were $5,000, $1,379,000 and $114,000 for Class R-1, R-2 and R-3, respectively. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described on the previous page for the year ended September 30, 2006, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$ 6,402	$11,522	Not applicable	Not applicable	Not applicable
Class B	1,186	152	Not applicable	Not applicable	Not applicable
Class C	982	Included in administrative services	$ 133	$41	Not applicable
Class F	49		20	15	Not applicable
Class 529-A	153		187	59	$160
Class 529-B	26		3	2	3
Class 529-C	117		14	6	12
Class 529-E	46		11	3	5
Class 529-F	-		5	2	9
Class R-1	174		24	14	Not applicable
Class R-2	4,054		802	2,822	Not applicable
Class R-3	1,788		526	592	Not applicable
Class R-4	386		230	15	Not applicable
Class R-5	Not applicable		117	19	Not applicable
Total	$15,363	$11,674	$2,072	$3,590	$189

Deferred trustees’ compensation - Since the adoption of the deferred compensation plan in 1993, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund. These amounts represent general, unsecured liabilities of the fund and vary according to the total return of the fund. Trustees’ compensation on the accompanying financial statements includes the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and trustees - Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

4. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales*		Reinvestments of dividends		Repurchases*		Net increase (decrease)
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended September 30, 2006
Class A	$16,721,583	16,721,583	$338,998	338,998	$(15,363,615)	(15,363,615)	$1,696,966	1,696,966
Class B	157,032	157,032	4,076	4,076	(131,111)	(131,111)	29,997	29,997
Class C	240,621	240,621	2,920	2,920	(202,441)	(202,441)	41,100	41,100
Class F	78,787	78,787	661	661	(73,027)	(73,027)	6,421	6,421
Class 529-A	130,114	130,114	6,475	6,475	(90,817)	(90,817)	45,772	45,772
Class 529-B	3,521	3,521	97	97	(1,038)	(1,038)	2,580	2,580
Class 529-C	15,396	15,396	380	380	(7,040)	(7,040)	8,736	8,736
Class 529-E	8,526	8,526	338	338	(5,110)	(5,110)	3,754	3,754
Class 529-F	5,059	5,059	193	193	(3,634)	(3,634)	1,618	1,618
Class R-1	21,483	21,483	554	554	(22,359)	(22,359)	(322)	(322)
Class R-2	1,046,683	1,046,683	17,241	17,241	(929,399)	(929,399)	134,525	134,525
Class R-3	795,078	795,078	12,864	12,864	(650,093)	(650,093)	157,849	157,849
Class R-4	252,585	252,585	6,161	6,161	(218,225)	(218,225)	40,521	40,521
Class R-5	345,140	345,140	5,092	5,092	(294,357)	(294,357)	55,875	55,875
Total net increase
(decrease)	$19,821,608	19,821,608	$396,050	396,050	$(17,992,266)	(17,992,266)	$2,225,392	2,225,392

Year ended September 30, 2005
Class A	$13,909,522	13,909,522	$160,059	160,059	$(14,179,415)	(14,179,415)	$(109,834)	(109,834)
Class B	110,702	110,702	1,510	1,510	(140,887)	(140,887)	(28,675)	(28,675)
Class C	165,940	165,940	881	881	(178,820)	(178,820)	(11,999)	(11,999)
Class F	66,642	66,642	281	281	(89,950)	(89,950)	(23,027)	(23,027)
Class 529-A	100,142	100,142	2,534	2,534	(77,246)	(77,246)	25,430	25,430
Class 529-B	1,254	1,254	21	21	(1,220)	(1,220)	55	55
Class 529-C	6,837	6,837	77	77	(4,406)	(4,406)	2,508	2,508
Class 529-E	5,381	5,381	106	106	(3,611)	(3,611)	1,876	1,876
Class 529-F	3,135	3,135	72	72	(2,474)	(2,474)	733	733
Class R-1	25,114	25,114	168	168	(17,514)	(17,514)	7,768	7,768
Class R-2	994,164	994,164	5,102	5,102	(873,757)	(873,757)	125,509	125,509
Class R-3	614,992	614,992	4,036	4,036	(545,599)	(545,599)	73,429	73,429
Class R-4	288,890	288,890	2,064	2,064	(221,638)	(221,638)	69,316	69,316
Class R-5	262,505	262,505	1,905	1,905	(251,080)	(251,080)	13,330	13,330
Total net increase
(decrease)	$16,555,220	16,555,220	$178,816	178,816	$(16,587,617)	(16,587,617)	$146,419	146,419

* Includes exchanges between share classes of the fund.

Financial highlights (1)

	Net asset value, beginning of period	Net investment income (2)		Dividends from net investment income		Net asset value, end of period	Total return (3)	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers (4)		Ratio of net income to average net assets
Class A:
Year ended 9/30/2006	$1.00	$.042		$(.042)		$1.00	4.26%	$9,353		.53%		.50%		4.21%
Year ended 9/30/2005	1.00	.022		(.022)		1.00	2.20	7,656		.55		.52		2.17
Year ended 9/30/2004	1.00	.008		(.008)		1.00	.84	7,766		.57		.28		.84
Year ended 9/30/2003	1.00	.011		(.011)		1.00	1.05	7,910		.55		.23		1.05
Year ended 9/30/2002	1.00	.013		(.013)		1.00	1.35	8,305		.59		.59		1.33
Class B:
Year ended 9/30/2006	1.00	.034		(.034)		1.00	3.43	158		1.33		1.30		3.44
Year ended 9/30/2005	1.00	.013		(.013)		1.00	1.36	128		1.35		1.35		1.32
Year ended 9/30/2004	1.00	.001		(.001)		1.00	.12	157		1.34		1.02		.12
Year ended 9/30/2003	1.00	.001		(.001)		1.00	.13	173		1.38		1.14		.14
Year ended 9/30/2002	1.00	.005		(.005)		1.00	.53	158		1.40		1.40		.47
Class C:
Year ended 9/30/2006	1.00	.032		(.032)		1.00	3.25	133		1.49		1.46		3.32
Year ended 9/30/2005	1.00	.012		(.012)		1.00	1.20	92		1.51		1.51		1.20
Year ended 9/30/2004	1.00	.001		(.001)		1.00	.10	104		1.51		1.05		.10
Year ended 9/30/2003	1.00	.001		(.001)		1.00	.12	89		1.55		1.16		.12
Year ended 9/30/2002	1.00	.004		(.004)		1.00	.40	100		1.55		1.51		.31
Class F:
Year ended 9/30/2006	1.00	.040		(.040)		1.00	4.05	22		.73		.70		4.08
Year ended 9/30/2005	1.00	.019		(.019)		1.00	1.96	16		.75		.75		1.78
Year ended 9/30/2004	1.00	.004		(.004)		1.00	.41	39		.72		.71		.61
Year ended 9/30/2003	1.00	.006		(.006)		1.00	.55	7		.73		.73		.58
Year ended 9/30/2002	1.00	.011		(.011)		1.00	1.13	10		.77		.77		1.11
Class 529-A:
Year ended 9/30/2006	1.00	.040		(.040)		1.00	4.12	183		.66		.64		4.09
Year ended 9/30/2005	1.00	.020		(.020)		1.00	2.03	138		.69		.69		2.05
Year ended 9/30/2004	1.00	.005		(.005)		1.00	.47	112		.67		.66		.48
Year ended 9/30/2003	1.00	.007		(.007)		1.00	.66	89		.62		.62		.61
Period from 2/15/2002 to 9/30/2002	1.00	.007		(.007)		1.00	.73	34		.60	(5)	.60	(5)	1.16	(5)
Class 529-B:
Year ended 9/30/2006	1.00	.032		(.032)		1.00	3.27	5		1.48		1.46		3.36
Year ended 9/30/2005	1.00	.012		(.012)		1.00	1.18	2		1.53		1.53		1.13
Year ended 9/30/2004	1.00	.001		(.001)		1.00	.10	2		1.53		1.06		.10
Year ended 9/30/2003	1.00	.001		(.001)		1.00	.12	1		1.52		1.13		.12
Period from 6/7/2002 to 9/30/2002	1.00	.001		(.001)		1.00	.09	-	(6)	.47		.47		.08
Class 529-C:
Year ended 9/30/2006	1.00	.031		(.031)		1.00	3.18	17		1.57		1.55		3.25
Year ended 9/30/2005	1.00	.011		(.011)		1.00	1.09	8		1.62		1.62		1.15
Year ended 9/30/2004	1.00	.001		(.001)		1.00	.10	6		1.63		1.05		.10
Year ended 9/30/2003	1.00	.001		(.001)		1.00	.12	3		1.62		1.11		.11
Period from 4/2/2002 to 9/30/2002	1.00	.002		(.002)		1.00	.15	1		.79		.75		.12
Class 529-E:
Year ended 9/30/2006	1.00	.036		(.036)		1.00	3.70	11		1.07		1.04		3.71
Year ended 9/30/2005	1.00	.016		(.016)		1.00	1.61	7		1.10		1.10		1.64
Year ended 9/30/2004	1.00	.002		(.002)		1.00	.15	5		1.11		.98		.15
Year ended 9/30/2003	1.00	.002		(.002)		1.00	.22	5		1.11		1.05		.17
Period from 3/11/2002 to 9/30/2002	1.00	.004		(.004)		1.00	.39	1		1.09	(5)	1.09	(5)	.66	(5)
Class 529-F:
Year ended 9/30/2006	1.00	.041		(.041)		1.00	4.22	6		.57		.54		4.20
Year ended 9/30/2005	1.00	.019		(.019)		1.00	1.96	4		.75		.75		1.97
Year ended 9/30/2004	1.00	.003		(.003)		1.00	.28	3		.86		.85		.30
Year ended 9/30/2003	1.00	.004		(.004)		1.00	.43	2		.85		.85		.33
Period from 9/16/2002 to 9/30/2002	1.00	-	(7)	-	(7)	1.00	.04	-	(6)	.03		.03		.04
Class R-1:
Year ended 9/30/2006	$1.00	$.032		$(.032)		$1.00	3.27%	$17		1.52%		1.46%		3.24%
Year ended 9/30/2005	1.00	.012		(.012)		1.00	1.20	18		1.54		1.50		1.31
Year ended 9/30/2004	1.00	.001		(.001)		1.00	.10	10		1.56		1.03		.10
Year ended 9/30/2003	1.00	.001		(.001)		1.00	.12	8		1.61		1.08		.10
Period from 5/29/2002 to 9/30/2002	1.00	.001		(.001)		1.00	.10	1		.71		.51		.09
Class R-2:
Year ended 9/30/2006	1.00	.032		(.032)		1.00	3.29	609		1.72		1.44		3.28
Year ended 9/30/2005	1.00	.012		(.012)		1.00	1.24	474		1.76		1.47		1.28
Year ended 9/30/2004	1.00	.001		(.001)		1.00	.11	348		1.76		1.03		.11
Year ended 9/30/2003	1.00	.001		(.001)		1.00	.12	206		1.68		1.08		.11
Period from 5/21/2002 to 9/30/2002	1.00	.001		(.001)		1.00	.11	23		.57		.52		.11
Class R-3:
Year ended 9/30/2006	1.00	.036		(.036)		1.00	3.69	442		1.11		1.05		3.70
Year ended 9/30/2005	1.00	.016		(.016)		1.00	1.63	284		1.12		1.08		1.67
Year ended 9/30/2004	1.00	.002		(.002)		1.00	.16	211		1.12		.97		.16
Year ended 9/30/2003	1.00	.002		(.002)		1.00	.23	138		1.10		1.03		.17
Period from 6/4/2002 to 9/30/2002	1.00	.002		(.002)		1.00	.22	15		.37		.34		.22
Class R-4:
Year ended 9/30/2006	1.00	.040		(.040)		1.00	4.08	175		.71		.68		4.04
Year ended 9/30/2005	1.00	.020		(.020)		1.00	2.00	134		.71		.71		2.10
Year ended 9/30/2004	1.00	.004		(.004)		1.00	.43	65		.71		.70		.46
Year ended 9/30/2003	1.00	.006		(.006)		1.00	.55	26		.72		.72		.48
Period from 6/27/2002 to 9/30/2002	1.00	.002		(.002)		1.00	.23	1		.30		.19		.27
Class R-5:
Year ended 9/30/2006	1.00	.043		(.043)		1.00	4.38	146		.41		.38		4.37
Year ended 9/30/2005	1.00	.023		(.023)		1.00	2.30	91		.42		.42		2.30
Year ended 9/30/2004	1.00	.007		(.007)		1.00	.72	77		.42		.40		.75
Year ended 9/30/2003	1.00	.009		(.009)		1.00	.87	74		.41		.41		.84
Period from 5/15/2002 to 9/30/2002	1.00	.005		(.005)		1.00	.50	49		.16		.16		.50

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reimbursed expenses, as provided by the Investment Advisory and Service Agreement. Also, during the year ended September 30, 2006, CRMC reduced fees for investment advisory services for all share classes. During the start-up period for the retirement plan share classes (except Class R-5), CRMC agreed to pay a portion of the fees related to transfer agent services. In addition, during some of the periods shown, due to lower short-term interest rates, CRMC agreed to pay a portion of the class-specific fees and expenses for some of the share classes.

(5) Annualized.
(6) Amount less than $1 million.
(7) Amount less than $.001.

See Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of The Cash Management Trust of America:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Cash Management Trust of America (the "Fund") at September 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at September 30, 2006 by correspondence with the custodian and broker, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California
November 3, 2006

Tax information	unaudited

We are required to advise you within 60 days of the fund’s fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The fund hereby designates the following amount for the fund’s fiscal year ended September 30, 2006:

        U.S. government income that may be exempt from state taxation                                 $44,610,000

Individual shareholders should refer to their Form 1099-DIV or other tax information, which will be mailed in January 2007, to determine the calendar year amounts to be included on their 2006 tax returns. Shareholders should consult their tax advisers.

Other share class results	unaudited

Class B, Class C, Class F and Class 529

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended September 30, 2006:

	1 year	5 years	Life of class

Class B shares— first sold 3/15/00
Reflecting applicable contingent deferred sales charge (CDSC), maximum of 5%, payable only if shares are sold within six years of purchase	-1.57%	+0.72%	+1.83%
Not reflecting CDSC	+3.43%	+1.11%	+1.83%

Class C shares— first sold 3/16/01
Reflecting CDSC, maximum of 1%, payable only if shares are sold within one year of purchase	+2.25%	+1.01%	+1.16%
Not reflecting CDSC	+3.25%	+1.01%	+1.16%

Class F shares*— first sold 3/26/01
Not reflecting annual asset-based fee charged by sponsoring firm	+4.05%	+1.61%	+1.77%

Class 529-A shares*†— first sold 2/15/02	+4.12%	—	+1.72%

Class 529-B shares†— first sold 6/7/02
Reflecting applicable CDSC, maximum of 5%, payable only if shares are sold within six years of purchase	-1.73%	—	+0.64%
Not reflecting CDSC	+3.27%	—	+1.10%

Class 529-C shares†— first sold 4/2/02
Reflecting CDSC, maximum of 1%, payable only if shares are sold within one year of purchase	+2.18%	—	+1.03%
Not reflecting CDSC	+3.18%	—	+1.03%

Class 529-E shares*†— first sold 3/11/02	+3.70%	—	+1.32%

Class 529-F shares*†— first sold 9/16/02
Not reflecting annual asset-based fee charged by sponsoring firm	+4.22%	—	+1.70%

The fund’s investment adviser waived 10% of its management fees beginning October 1, 2005. The investment adviser also has reimbursed certain expenses for some share classes. Fund results shown reflect the waiver and/or reimbursement, without which they would have been lower. Please see the Financial Highlights table on pages 16 and 17 for details.

*These shares are sold without any initial or contingent deferred sales charge.
† Results shown do not reflect the $10 initial account setup fee and an annual $10 account maintenance fee.

Expense example	unaudited

As a shareholder of the fund, you incur certain ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. Certain share classes also incur transaction costs such as contingent deferred sales charges (loads) on redemptions. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2006, through September 30, 2006).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 4/1/2006	Ending account value 9/30/2006	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,023.52	$2.43	%.48
Class A -- assumed 5% return	1,000.00	1,022.66	2.43	.48
Class B -- actual return	1,000.00	1,019.43	6.48	1.28
Class B -- assumed 5% return	1,000.00	1,018.65	6.48	1.28
Class C -- actual return	1,000.00	1,018.59	7.34	1.45
Class C -- assumed 5% return	1,000.00	1,017.80	7.33	1.45
Class F -- actual return	1,000.00	1,022.41	3.55	.70
Class F -- assumed 5% return	1,000.00	1,021.56	3.55	.70
Class 529-A -- actual return	1,000.00	1,022.77	3.19	.63
Class 529-A -- assumed 5% return	1,000.00	1,021.91	3.19	.63
Class 529-B -- actual return	1,000.00	1,018.61	7.29	1.44
Class 529-B -- assumed 5% return	1,000.00	1,017.85	7.28	1.44
Class 529-C -- actual return	1,000.00	1,018.14	7.79	1.54
Class 529-C -- assumed 5% return	1,000.00	1,017.35	7.79	1.54
Class 529-E -- actual return	1,000.00	1,020.71	5.22	1.03
Class 529-E -- assumed 5% return	1,000.00	1,019.90	5.22	1.03
Class 529-F -- actual return	1,000.00	1,023.27	2.69	.53
Class 529-F -- assumed 5% return	1,000.00	1,022.41	2.69	.53
Class R-1 -- actual return	1,000.00	1,018.55	7.34	1.45
Class R-1 -- assumed 5% return	1,000.00	1,017.80	7.33	1.45
Class R-2 -- actual return	1,000.00	1,018.67	7.24	1.43
Class R-2 -- assumed 5% return	1,000.00	1,017.90	7.23	1.43
Class R-3 -- actual return	1,000.00	1,020.63	5.32	1.05
Class R-3 -- assumed 5% return	1,000.00	1,019.80	5.32	1.05
Class R-4 -- actual return	1,000.00	1,022.54	3.40	.67
Class R-4 -- assumed 5% return	1,000.00	1,021.71	3.40	.67
Class R-5 -- actual return	1,000.00	1,024.04	1.93	.38
Class R-5 -- assumed 5% return	1,000.00	1,023.16	1.93	.38

* Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (183), and divided by 365 (to reflect the one-half year period).

The U.S. Treasury Money Fund of America
Investment portfolio
September 30, 2006

[Begin pie chart]

U.S. Treasuries            100%

[End pie chart]

		Principal	Market
	Yield at	amount	value
Short-term securities - 100.08%	acquisition	(000)	(000)

U.S. Treasuries - 100.08%
U.S. Treasury Bills 10-05-06	5.02%-5.09%	$57,410	$57,371
U.S. Treasury Bills 10-12-06	4.99%	47,625	47,547
U.S. Treasury Bills 11-02-06	4.67%-5.00%	66,300	66,020
U.S. Treasury Bills 11-09-06	5.06%	33,970	33,800
U.S. Treasury Bills 11-16-06	4.74%-4.85%	51,230	50,926
U.S. Treasury Bills 11-24-06	4.98%	25,000	24,828
U.S. Treasury Bills 11-30-06	4.87%-4.96%	74,825	74,253
U.S. Treasury Bills 12-07-06	4.84%-4.95%	103,015	102,123
U.S. Treasury Bills 12-14-06	4.90%-4.93%	75,795	75,072
U.S. Treasury Bills 12-21-06	4.84%-4.94%	77,925	77,101

Total investment securities (cost: $608,860,000)			609,041
Other assets less liabilities			(470)

Net assets			$608,571

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities
at September 30, 2006 (dollars and shares in thousands, except per-share amounts)

Assets:
Investment securities at market (cost: $608,860)			$609,041
Cash			603
Receivables for sales of fund's shares			1,416
			611,060
Liabilities:
Payables for:
Repurchases of fund's shares		$2,020
Dividends on fund's shares		118
Investment advisory services		136
Services provided by affiliates		172
Deferred trustees' compensation		43	2,489
Net assets at September 30, 2006			$608,571

Net assets consist of:
Capital paid in on shares of beneficial interest			$608,396
Distributions in excess of net investment income			(6)
Net unrealized appreciation			181
Net assets at September 30, 2006			$608,571

Shares of beneficial interest issued and outstanding - unlimited shares authorized (608,395 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share

Class A	$522,504	522,353	$1.00
Class R-1	1,687	1,686	1.00
Class R-2	35,902	35,892	1.00
Class R-3	30,467	30,459	1.00
Class R-4	6,690	6,688	1.00
Class R-5	11,321	11,317	1.00

See Notes to Financial Statements

Statement of operations
for the year ended September 30, 2006		(dollars in thousands	)
Investment income:
Income:
Interest			$24,208

Fees and expenses*:
Investment advisory services		$1,673
Distribution services		871
Transfer agent services		644
Administrative services		282
Reports to shareholders		27
Registration statement and prospectus		103
Postage, stationery and supplies		89
Trustees' compensation		38
Auditing and legal		41
Custodian		14
State and local taxes		6
Other		26
Total fees and expenses before reimbursements/waivers		3,814
Less reimbursements/waivers of fees and expenses:
Investment advisory services		167
Administrative services		64
Total fees and expenses after reimbursements/waivers			3,583
Net investment income			20,625

Net unrealized appreciation on investments			127
Net increase in net assets resulting from operations			$20,752

* Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets		(dollars in thousands	)

		Year ended September 30
		2006	2005
Operations:
Net investment income		$20,625	$9,859
Net unrealized appreciation on investments		127	18
Net increase in net assets resulting from operations		20,752	9,877

Dividends paid or accrued to shareholders from net investment income		(20,633)	(9,856)

Capital share transactions		64,393	(35,723)

Total increase (decrease) in net assets		64,512	(35,702)

Net assets:
Beginning of year		544,059	579,761
End of year		$608,571	$544,059

See Notes to Financial Statements

Notes to financial statements

1. Organization and significant accounting policies

Organization - The U.S. Treasury Money Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide income on cash reserves, while preserving capital and maintaining liquidity, through investments in U.S. Treasury securities maturing in one year or less.

The fund offers six share classes consisting of one retail share class (Class A) and five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5). All share classes are sold without any sales charges and do not carry any conversion rights.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Net asset value - The fund values its shares in accordance with Securities and Exchange Commission ("SEC") rules, using the penny-rounding method, which permits the fund to maintain a constant net asset value of $1.00 per share.

Security valuation - Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. Securities and other assets for which representative market quotations are not readily available or are considered unreliable are fair valued as determined in good faith under procedures adopted by authority of the fund's board of trustees.

Security transactions and related investment income - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations - Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends to shareholders - Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly.

2. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

Distributions - Distributions paid to shareholders are based on net investment income determined on a tax basis, which may differ from net investment income for financial reporting purposes. As of September 30, 2006, there were no material differences between book and tax reporting. The fiscal year in which amounts are distributed may differ from the year in which the net investment income is recorded by the fund for financial reporting purposes.

As of September 30, 2006, the tax basis components of distributable earnings, unrealized appreciation and cost of investments were as follows:

(dollars in thousands)
Undistributed ordinary income	$161
Post-October short-term loss deferrals (realized during the period November 1, 2005, through September 30, 2006)*	(6)
Gross unrealized appreciation on investment securities	181
Cost of investment securities	608,860

*These deferrals are considered incurred in the subsequent year.

Distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

	Year ended
Share class	September 30, 2006	September 30, 2005
Class A	$18,249	$9,126
Class R-1	52	13
Class R-2	888	254
Class R-3	889	265
Class R-4	187	62
Class R-5	368	136
Total	$20,633	$9,856

3. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company SM ("AFS"), the fund’s transfer agent, and American Funds Distributors, Inc.SM ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on an annual rate of 0.300% on the first $800 million of daily net assets and 0.285% on such assets in excess of $800 million. CRMC is currently waiving 10% of investment advisory services fees. During the year ended September 30, 2006, total investment advisory services fees waived by CRMC were $167,000. As a result, the fee shown on the accompanying financial statements of $1,673,000, which was equivalent to an annualized rate of 0.300%, was reduced to $1,506,000, or 0.270% of average daily net assets.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.15% to 1.00% as noted on the following page. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use a portion (0.15% for Class A and 0.25% for all other share classes) of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.15%	0.15%
Class R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-3	0.50	0.75
Class R-4	0.25	0.50

Transfer agent services - The fund has a transfer agent agreement with AFS for Class A. Under this agreement, this share class compensates AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the year ended September 30, 2006, the total administrative services fees paid by CRMC were $115 and $64,000 for Class R-1 and R-2, respectively. Administrative services fees are presented gross of any payments made by CRMC.

Expenses under the agreements described above for the year ended September 30, 2006, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services
Class A	$476	$644	Not applicable	Not applicable
Class R-1	18	Included in administrative services	$2	$1
Class R-2	230		46	145
Class R-3	134		38	32
Class R-4	13		7	1
Class R-5	Not applicable		9	1
Total	$871	$644	$102	$180

Deferred trustees’ compensation - Since the adoption of the deferred compensation plan in 1993, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund. These amounts represent general, unsecured liabilities of the fund and vary according to the total return of the fund. Trustees’ compensation on the accompanying financial statements includes the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and trustees - Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

4. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales*		Reinvestments of dividends		Repurchases*		Net increase (decrease)
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended September 30, 2006
Class A	$457,744	457,744	$17,177	17,177	$(435,397)	(435,397)	$39,524	39,524
Class R-1	2,909	2,909	52	52	(2,583)	(2,583)	378	378
Class R-2	32,702	32,702	875	875	(24,176)	(24,176)	9,401	9,401
Class R-3	31,454	31,454	880	880	(22,966)	(22,966)	9,368	9,368
Class R-4	11,346	11,346	183	183	(9,722)	(9,722)	1,807	1,807
Class R-5	21,052	21,052	190	190	(17,327)	(17,327)	3,915	3,915
Total net increase
(decrease)	$557,207	557,207	$19,357	19,357	$(512,171)	(512,171)	$64,393	64,393

Year ended September 30, 2005
Class A	$384,752	384,752	$8,646	8,646	$(442,823)	(442,823)	$(49,425)	(49,425)
Class R-1	1,692	1,692	12	12	(1,472)	(1,472)	232	232
Class R-2	31,709	31,709	248	248	(27,443)	(27,443)	4,514	4,514
Class R-3	39,251	39,251	256	256	(34,150)	(34,150)	5,357	5,357
Class R-4	12,459	12,459	61	61	(9,824)	(9,824)	2,696	2,696
Class R-5	15,297	15,297	66	66	(14,460)	(14,460)	903	903
Total net increase
(decrease)	$485,160	485,160	$9,289	9,289	$(530,172)	(530,172)	$(35,723)	(35,723)

* Includes exchanges between share classes of the fund.

Financial highlights (1)

	Net asset value, beginning of period	Net investment income (2)	Dividends (from net investment income)	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements/ waivers	Ratio of expenses to average net assets after reimbursements/ waivers (3)	Ratio of net income to average net assets
Class A:
Year ended 9/30/2006	$1.00	$.038	$(.038)	$1.00	3.82%	$523		.59%	.56%	3.77%
Year ended 9/30/2005	1.00	.019	(.019)	1.00	1.90	483		.62	.59	1.87
Year ended 9/30/2004	1.00	.004	(.004)	1.00	.39	532		.62	.61	.39
Year ended 9/30/2003	1.00	.006	(.006)	1.00	.63	631		.58	.58	.63
Year ended 9/30/2002	1.00	.013	(.013)	1.00	1.29	683		.63	.63	1.27
Class R-1:
Year ended 9/30/2006	1.00	.028	(.028)	1.00	2.85	2		1.54	1.51	2.93
Year ended 9/30/2005	1.00	.010	(.010)	1.00	.96	1		1.60	1.52	1.03
Year ended 9/30/2004	1.00	.001	(.001)	1.00	.10	1		1.63	.94	.10
Year ended 9/30/2003	1.00	.001	(.001)	1.00	.12	-	(4)	1.91	1.08	.12
Period from 7/12/2002 to 9/30/2002	1.00	.001	(.001)	1.00	.11	-	(4)	.54	.32	.05
Class R-2:
Year ended 9/30/2006	1.00	.028	(.028)	1.00	2.87	36		1.72	1.48	2.88
Year ended 9/30/2005	1.00	.010	(.010)	1.00	.99	27		1.79	1.48	1.03
Year ended 9/30/2004	1.00	.001	(.001)	1.00	.10	22		1.81	.92	.10
Year ended 9/30/2003	1.00	.001	(.001)	1.00	.12	15		1.74	1.02	.10
Period from 6/11/2002 to 9/30/2002	1.00	.001	(.001)	1.00	.08	1		.50	.44	.08
Class R-3:
Year ended 9/30/2006	1.00	.032	(.032)	1.00	3.28	30		1.11	1.08	3.31
Year ended 9/30/2005	1.00	.014	(.014)	1.00	1.38	21		1.14	1.11	1.43
Year ended 9/30/2004	1.00	.001	(.001)	1.00	.12	16		1.14	.89	.13
Year ended 9/30/2003	1.00	.002	(.002)	1.00	.18	11		1.17	.99	.11
Period from 8/16/2002 to 9/30/2002	1.00	.001	(.001)	1.00	.07	-	(4)	.20	.13	.07
Class R-4:
Year ended 9/30/2006	1.00	.036	(.036)	1.00	3.64	7		.77	.74	3.63
Year ended 9/30/2005	1.00	.017	(.017)	1.00	1.74	5		.78	.75	1.79
Year ended 9/30/2004	1.00	.002	(.002)	1.00	.24	2		.77	.76	.23
Year ended 9/30/2003	1.00	.004	(.004)	1.00	.43	2		.79	.77	.36
Period from 8/2/2002 to 9/30/2002	1.00	.002	(.002)	1.00	.17	-	(4)	.33	.12	.15
Class R-5:
Year ended 9/30/2006	1.00	.039	(.039)	1.00	3.96	11		.45	.42	3.98
Year ended 9/30/2005	1.00	.021	(.021)	1.00	2.07	7		.46	.43	2.08
Year ended 9/30/2004	1.00	.006	(.006)	1.00	.55	7		.45	.45	.57
Year ended 9/30/2003	1.00	.008	(.008)	1.00	.75	5		.46	.46	.73
Period from 5/15/2002 to 9/30/2002	1.00	.005	(.005)	1.00	.47	4		.18	.18	.46

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services for all share classes. During the start-up period for the retirement plan share classes (except Class R-5), CRMC agreed to pay a portion of the fees related to transfer agent services. In addition, during some of the periods shown, due to lower short-term interest rates, CRMC agreed to pay a portion of the class-specific fees and expenses.

(4) Amount less than $1 million.

See Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of The U.S. Treasury Money Fund of America:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Treasury Money Fund of America (the "Fund") at September 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at September 30, 2006 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California
November 3, 2006

Tax information	unaudited

We are required to advise you within 60 days of the fund’s fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The fund hereby designates the following amount for the fund’s fiscal year ended September 30, 2006:

U.S. government income that may be exempt from state taxation                                      100%

Individual shareholders should refer to their Form 1099-DIV or other tax information, which will be mailed in January 2007, to determine the calendar year amounts to be included on their 2006 tax returns. Shareholders should consult their tax advisers.

Expense example	unaudited

As a shareholder of the fund, you incur certain ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2006, through September 30, 2006).

Actual expenses:

The first line of each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Hypothetical example for comparison purposes:

The second line of each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning account value 4/1/2006	Ending account value 9/30/2006	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,021.42	$2.74	.54%
Class A -- assumed 5% return	1,000.00	1,022.36	2.74	.54
Class R-1 -- actual return	1,000.00	1,016.58	7.53	1.49
Class R-1 -- assumed 5% return	1,000.00	1,017.60	7.54	1.49
Class R-2 -- actual return	1,000.00	1,016.67	7.43	1.47
Class R-2 -- assumed 5% return	1,000.00	1,017.70	7.44	1.47
Class R-3 -- actual return	1,000.00	1,018.82	5.31	1.05
Class R-3 -- assumed 5% return	1,000.00	1,019.80	5.32	1.05
Class R-4 -- actual return	1,000.00	1,020.45	3.70	.73
Class R-4 -- assumed 5% return	1,000.00	1,021.41	3.70	.73
Class R-5 -- actual return	1,000.00	1,022.09	2.08	.41
Class R-5 -- assumed 5% return	1,000.00	1,023.01	2.08	.41

*Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (183), and divided by 365 (to reflect the one-half year period).

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through October 31, 2007. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The information, material facts and conclusions that formed the basis for the committee’s recommendation and the board’s subsequent approval are described below.

1. Information reviewed

Materials reviewed— During the course of each year, board members review a wide variety of materials relating to the services provided by CRMC, including reports on the fund’s investment results, portfolio composition, portfolio trading practices, shareholder services and other information relating to the nature, extent and quality of services provided by CRMC to the fund. In addition, the committee requests and reviews supplementary information that includes extensive materials regarding the fund’s investment results, advisory fee and expense comparisons, financial and profitability information regarding CRMC, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management and administrative services to the fund.

Review process— The committee received assistance and advice regarding legal and industry standards from independent counsel to the board. The committee discussed the approval of the agreement with CRMC representatives and in a private session with counsel at which no representatives of CRMC were present. In deciding to recommend approval of the agreement, the committee did not identify any single issue or particular piece of information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the board and the committee.

2. Nature, extent and quality of services

CRMC, its personnel and its resources— The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The board and the committee also considered that CRMC made available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, investment results and portfolio accounting. They considered CRMC’s commitment to investing in information technology supporting investment management and compliance. They further considered CRMC’s continuing need to attract and retain qualified personnel and to maintain and enhance its resources and systems. The board and the committee also considered the benefits to fund shareholders from investing in a fund that is part of a larger family of funds offering a variety of investment objectives.

Other services— The board and the committee considered CRMC’s policies, procedures and systems designed to comply with applicable laws and regulations and its commitment to compliance; its efforts to keep the board members informed; and its attention to matters that may involve potential conflicts of interest with the fund. The board and the committee also considered the nature, extent, quality and cost of administrative, distribution and shareholder services provided by CRMC to the fund under the agreement and other agreements, including the information technology, legal, and fund accounting and treasury functions.

3. Investment results

The board and the committee considered the investment results of the fund in light of its objective of providing shareholders with income on their cash reserves while preserving capital and maintaining liquidity. Among other things, they compared the fund’s total returns with the average returns of all funds included in the Lipper U.S. Treasury Money Market Funds category (the Lipper category that includes the fund) and the Lipper U.S. Treasury Money Market Funds Index (composed of the 30 largest funds in the category each year). The board and the committee noted that for the six months ended June 30, 2006, and the three-, five- and 10-year periods ended June 30, 2006, the fund’s investment results were slightly above or near both measurements. They also noted that the ranges of results of the funds included in the Lipper index were narrow during the measurement periods.

4. Advisory fees and total expenses

The board and the committee reviewed the advisory fees and total expenses of the fund (each as a percentage of average net assets), and compared such amounts with the median fee and expense levels of all other funds in the Lipper U.S. Treasury Money Market Funds category and the Lipper U.S. Treasury Money Market Funds Index as of September 30, 2005. The board and the committee observed that the fund’s advisory fees were below the median fees for such other funds as of the end of each of the fund’s last 10 fiscal years. They observed that the fund’s total expenses were below the median expenses for such other funds in the Lipper category as of the end of the fund’s last nine fiscal years, and were at or below the median expenses of such other funds in the Lipper index as of the end of each of the fund’s last 10 fiscal years (except for 2001 and 2002). The board and the committee also noted the 10% advisory fee waiver that CRMC put into effect on April 1, 2005.

The board and the committee also reviewed information regarding the advisory fees paid by institutional clients of an affiliate of CRMC with similar investment mandates. They noted that, although the fees paid by those clients generally were lower than those paid by American Funds, the differences appropriately reflected the significant investment, operational and regulatory differences between advising mutual funds and institutional clients.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, as well as the resulting level of profits to CRMC, comparing those to the reported results of several large, publicly held investment management companies. The committee also received information during previous periods regarding the structure and manner in which CRMC’s investment professionals were compensated and CRMC’s view of the relationship of such compensation to the attraction and retention of quality personnel. The board and the committee considered CRMC’s willingness to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements. They further considered that breakpoint discounts in the fund’s advisory fee structure reduce the level of fees charged by CRMC to the fund as fund assets increase. They also considered the impact of CRMC’s current 10% advisory fee waiver.

6. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers.

7. Conclusions

Based on their review, including their consideration of each of the factors referred to above, the board and the committee concluded that the agreement is fair and reasonable to the fund and its shareholders, that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund, that each of the factors discussed above supported approval of the agreement, and that approval of the agreement was in the best interests of the fund and its shareholders.

The Tax-Exempt Money Fund of America
Investment portfolio
September 30, 2006

[Begin pie chart]

Texas	20.62%
Florida	13.19
Maryland	5.70
Ohio	4.92
South Carolina	4.65
District of Columbia	4.21
Arizona	4.07
Nevada	3.86
Pennsylvania	3.33
Utah	3.15
Other states	30.51
Other assets less liabilities	1.79

[End of pie chart]

	Principal	Market
	amount	value
Short-term securities - 98.21%	(000)	(000)

Alaska - 0.33%
City of Valdez, Marine Terminal Rev. Ref. Bonds (BP Pipelines (Alaska) Inc. Project), Series 2003-A, 3.85% 2037 (1)	$1,600	$1,600

Arizona - 4.07%
Salt River Project Agricultural Improvement & Power Dist., TECP:
Series B:
3.53% 10/5/06	3,000	3,000
3.55% 10/13/06	1,000	1,000
3.52% 11/3/06	2,500	2,500
3.52% 11/6/06	5,500	5,500
3.50% 11/9/06	6,900	6,899
Series C, 3.49% 10/12/06	1,000	1,000

Colorado - 2.06%
General Fund Tax and Rev. Anticipation Notes, Series 2006-A, 4.50% 6/27/07	10,000	10,068

Connecticut - 0.61%
Health and Educational Facs. Auth. Rev. Bonds (Yale University Issue), Series S-2, TECP:
3.53% 10/5/06	1,000	1,000
3.55% 10/17/06	2,000	2,000

District of Columbia - 4.21%
Multimodal G.O. Ref. Bonds, Series 2002-D, MBIA insured, 3.75% 2031 (1)	2,200	2,200
Multimodal Rev. Bonds (American National Red Cross Issue), Series 2000, TECP:
3.55% 10/3/06	4,000	4,000
3.50% 10/11/06	3,400	3,400
3.55% 10/17/06	5,000	5,000
3.53% 11/2/06	6,000	6,000

Florida - 13.19%
Indian River County Hospital Dist., Hospital Rev. Bonds, TECP, 3.63% 10/2/06	1,000	1,000
Jacksonville Electric Auth., Rev. Bonds, Series 2001-C, TECP, 3.50% 11/14/06	2,000	2,000
Local Government Fin. Commission, Pooled Notes, Series 1991-A, TECP:
3.54% 10/4/06	6,000	6,000
3.55% 10/31/06	8,200	8,200
Miami-Dade County, Aviation Notes (Miami International Airport), Series A, AMT, TECP, 3.60% 10/2/06	5,000	5,000
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 1992, 5.80% 10/1/06	6,030	6,031
School Dist. of Palm Beach County, Sales Tax Rev. Notes, Series 2005, TECP, 3.53% 10/3/06	4,000	4,000
Pinellas County Educational Facs. Auth., Program Rev. Ref. Bonds, Pooled Independent Higher Education Institutions Loan Program, Series 1985, TECP:
3.58% 10/17/06	4,800	4,800
3.53% 11/6/06	4,000	4,000
Sarasota County Public Hospital Dist., Hospital Rev. Bonds (Sarasota Memorial Hospital Project), Series 1985-C, TECP:
3.60% 10/5/06	2,400	2,400
3.50% 11/3/06	6,250	6,250
Sunshine State Governmental Fncg. Commission, Rev. Notes, Series 2000-D, AMBAC/FGIC/CIFG insured, TECP:
3.53% 10/3/06	1,240	1,240
3.55% 10/16/06	8,500	8,500
3.50% 11/8/06	5,150	5,150

Georgia - 0.41%
City of Atlanta, Water and Wastewater Rev. Notes, Series 2006-1, TECP, 3.62% 10/30/06	2,000	2,000

Idaho - 2.38%
Tax Anticipation Notes, Series 2006, 4.50% 6/29/07	11,560	11,643

Indiana - 1.23%
Indianapolis Airport Auth., AMT, TECP:
3.59% 10/3/06	2,000	2,000
3.53% 11/14/06	4,000	4,000

Kentucky - 2.96%
Regional Airport Auth. of Louisville and Jefferson County, Special Facs. Rev. Bonds, UPS Worldwide Forwarding, Inc. Project, Series 1999-A, AMT, 3.88% 2029 (1)	2,200	2,200
Pendleton County, Money Market Municipal Multi-County Lease Rev. Bonds, Kentucky Assn. of Counties Leasing Trust Program, Series 1989, TECP:
3.60% 10/3/06	6,300	6,300
3.55% 10/6/06	6,000	6,000

Maryland - 5.70%
Baltimore County, Consolidated Public Improvement Bond Anticipation Notes, Series 1995, TECP, 3.58% 10/2/06	1,500	1,500
Health and Educational Facs. Auth., Commercial Paper Rev. Notes (Johns Hopkins University Issue):
Series A:
3.55% 10/3/06	2,800	2,800
3.50% 10/6/06	5,500	5,500
3.50% 11/6/06	3,700	3,700
3.50% 11/13/06	6,000	5,999
Series 2001-B, 3.48% 10/18/06	2,000	2,000
Howard County, Consolidated Public Improvement Bond Anticipation Notes, Series 2006-D, TECP, 3.50% 10/6/06	6,400	6,400

Massachusetts - 1.53%
G.O. Ref. Bonds (Demand Bonds), TECP:
Series 2001-H, 3.50% 10/11/06	2,000	2,000
Series H, 3.51% 10/5/06	3,000	3,000
Health and Educational Facs. Auth., Rev. Notes (Harvard University Issue), Series 2002-EE, TECP, 3.50% 10/12/06	2,500	2,500

Michigan - 0.74%
State Building Auth., Rev. Bonds (Facs. Program), Series 1996-I, AMBAC insured, 6.00% 10/1/06	2,500	2,500
Regents of the University of Michigan, Series F, TECP, 3.55% 10/3/06	1,135	1,135

Minnesota - 1.65%
City of Rochester, Health Care Facs. Rev. Bonds (Mayo Foundation/Mayo Medical Center), TECP:
Series 2000-B, 3.50% 10/10/06	4,500	4,500
Series 2001-A, 3.58% 11/7/06	3,600	3,600

Missouri - 0.29%
Curators of the University of Missouri, Systems Facs. Demand Rev. Bonds, Series 2001-A, 3.89% 2031 (1)	1,400	1,400

Nevada - 3.86%
Las Vegas Valley Water Dist., G.O. Limited Tax Water Notes (SNWA Rev. Supported), Series 2004-A, TECP:
3.50% 11/14/06	5,900	5,899
3.50% 11/16/06	8,400	8,399
3.50% 11/20/06	4,600	4,599

New Mexico - 2.06%
Tax and Rev. Anticipation Notes, Series 2006, 4.50% 6/29/07	10,000	10,070

North Carolina - 2.53%
Capital Facs. Fin. Agcy. (Duke University Issue), TECP:
Series A-1:
3.58% 10/2/06	3,000	3,000
3.52% 11/6/06	3,724	3,724
3.50% 11/8/06	2,212	2,212
Series A-2, 3.53% 11/7/06	1,775	1,775
Halifax County Industrial Facs. and Pollution Control Fncg. Auth., Demand Exempt Fac. Rev. Bonds (Westmoreland-Hadson Partners Roanoke Valley Project), Series 1991, AMT, 3.93% 2019 (1)	1,700	1,700

Ohio - 4.92%
Higher Education Capital Facs. Bonds:
Series II-2001-A, MBIA insured, 5.25% 12/1/06	8,500	8,524
Series II-2002-A, 5.25% 12/1/06	1,250	1,253
Ohio State University, General Receipts Notes, TECP:
Series 2003-C:
3.50% 10/23/06	5,000	5,000
3.50% 10/24/06	5,000	5,000
Series 2003-G:
3.50% 10/10/06	2,825	2,825
3.55% 10/10/06	1,500	1,500

Pennsylvania - 3.33%
Erie City Water Auth. (Erie County), Demand Rev. Bonds, Series 2006-A, FSA insured, 3.78% 2036 (1)	6,620	6,620
Montgomery County Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (PECO Energy Co. Project), TECP:
Series 1994-A, 3.55% 10/19/06	3,700	3,700
Series 2001-A, AMT, 3.53% 10/4/06	3,000	3,000
Venango Industrial Dev. Auth., Resource Recovery Rev. Bonds (Scrubgrass Project), Series 1990-B, AMT, 3.53% 10/4/06	3,000	3,000

South Carolina - 4.65%
Florence County, Solid Waste Disposal and Wastewater Treatment Facs. Rev. Bonds (Roche Carolina Inc. Project), Series 1997, AMT, 3.91% 2027 (1)	1,300	1,300
Public Service Auth. (Santee Cooper), Rev. Notes, TECP:
3.50% 10/11/06	2,470	2,470
3.50% 10/18/06	4,000	4,000
3.52% 11/3/06	1,108	1,108
3.50% 11/9/06	8,100	8,099
3.50% 11/14/06	5,800	5,799

Texas - 20.62%
City of El Paso, Water and Sewer Notes, Series 1998-A, TECP:
3.52% 10/10/06	5,175	5,175
3.58% 10/10/06	4,750	4,750
Harris County, Unlimited Notes:
Series C, TECP:
3.55% 10/13/06	9,865	9,865
3.50% 10/20/06	4,100	4,100
3.55% 10/20/06	740	740
3.59% 11/7/06	1,800	1,800
Series D, 3.55% 10/13/06	1,860	1,860
City of Houston, TECP:
Airport System Notes, Series A, AMT, 3.50% 10/16/06	5,000	5,000
G.O. Notes:
Series D:
3.50% 10/12/06	2,000	2,000
3.55% 10/17/06	1,500	1,500
3.50% 11/16/06	3,000	3,000
Series E, 3.50% 11/15/06	7,500	7,499
Hotel Occupancy Tax and Parking Rev. Notes, Series A:
3.58% 10/2/06	4,600	4,600
3.50% 11/8/06	2,600	2,600
Public Fin. Auth., G.O. Bonds (Colonia Roadway Projects), Series 2002-A, TECP:
3.50% 11/16/06	3,000	3,000
3.50% 11/20/06	2,700	2,700
City of San Antonio, TECP:
Electric and Gas Systems Notes:
3.53% 10/3/06	3,000	3,000
3.50% 11/16/06	2,050	2,050
Water System Notes:
Series A:
3.50% 10/11/06	2,000	2,000
3.50% 11/14/06	2,000	2,000
3.50% 11/20/06	7,000	6,999
Series 2001:
3.55% 10/13/06	2,000	2,000
3.52% 11/3/06	2,200	2,200
3.50% 11/9/06	4,000	4,000
Unemployment Compensation Obligation Assessment, Rev. Bonds, Series 2003-C-4, TECP, 3.55% 10/11/06	5,500	5,500
Board of Regents of the University of Texas System, Rev. Fncg. System Notes, Series A, TECP:
3.55% 10/17/06	5,000	5,000
3.53% 11/2/06	6,000	6,000

Utah - 3.15%
Intermountain Power Agcy., Power Supply Rev. and Ref. Bonds, Series 1997-B-2, TECP:
3.50% 10/4/06	3,900	3,900
3.50% 10/6/06	1,000	1,000
3.46% 10/12/06	2,500	2,500
3.49% 10/12/06	4,700	4,700
3.55% 10/13/06	1,000	1,000
3.55% 10/16/06	2,300	2,300

Virginia - 2.86%
Metropolitan Washington Airports Auth., Flexible Term PFC Rev. Notes, Series 2005-B, AMT, TECP:
3.53% 10/12/06	5,000	5,000
3.53% 11/13/06	9,000	8,999

Washington - 2.69%
City of Seattle, Municipal Light and Power Improvement and Rev. Ref. Bonds, Series 2003, FSA insured, 5.00% 11/1/06	7,000	7,009
Port of Seattle, Rev. Notes, Series B-1, AMT, TECP:
3.55% 11/1/06	5,000	5,000
3.55% 11/8/06	1,175	1,175

West Virginia - 2.84%
Public Energy Auth., Energy Rev. Bonds (Morgantown Energy Assn. Project), Series 1989-A, AMT, TECP:
3.63% 10/2/06	7,000	7,000
3.55% 11/1/06	2,900	2,900
3.55% 11/7/06	4,000	4,000

Wisconsin - 1.76%
G.O. Notes, Series 2006-A, TECP, 3.53% 10/5/06	6,000	6,000
Transportation Rev. Notes, Series 1997-A, TECP, 3.50% 11/8/06	2,600	2,600

Wyoming - 1.58%
Sweetwater County, Customized Purchase Pollution Control Rev. Ref. Bonds (PacifiCorp. Project), Series 1988-A, TECP:
3.58% 10/2/06	2,500	2,500
3.50% 11/8/06	5,250	5,250

Total investment securities (cost: $480,728,000)		480,762
Other assets less liabilities		8,741

Net assets		$489,503

(1) Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to Abbreviations

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities
at September 30, 2006	(dollars and shares in thousands, except per-share amounts)

Assets:
Investment securities at market (cost: $480,728)			$480,762
Cash			1,065
Receivables for:
Sales of fund's shares		$6,170
Interest		2,425	8,595
			490,422
Liabilities:
Payables for:
Repurchases of fund's shares		579
Dividends on fund's shares		120
Investment advisory services		137
Services provided by affiliates		40
Deferred trustees' compensation		43	919
Net assets at September 30, 2006			$489,503

Net assets consist of:
Capital paid in on shares of
beneficial interest			$489,553
Distributions in excess of
net investment income			(84)
Net unrealized appreciation			34
Net assets at September 30, 2006			$489,503

Shares of beneficial interest issued and outstanding - unlimited shares authorized (489,561 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share

Class A	$459,598	459,652	$1.00
Class R-5	29,905	29,909	1.00

See Notes to Financial Statements

Statement of operations			(dollar in thousands)
for the year ended September 30, 2006
Investment income:
Income:
Interest			$14,354
Fees and expenses*:
Investment advisory services		$1,693
Distribution services		179
Transfer agent services		134
Administrative services		39
Reports to shareholders		20
Registration statement and prospectus		94
Postage, stationery and supplies		31
Trustees' compensation		37
Auditing and legal		46
Custodian		17
State and local taxes		6
Other		25
Total fees and expenses before waivers		2,321
Less waivers of fees and expenses:
Investment advisory services		169
Total fees and expenses after waivers			2,152
Net investment income			12,202

Net unrealized appreciation on investments			70

Net increase in net assets resulting
from operations			$12,272

* Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets			(dollars in thousands)

		Year ended September 30
		2006	2005
Operations:
Net investment income		$12,202	$6,680
Net unrealized appreciation (depreciation)
on investments		70	(14)
Net increase in net assets
resulting from operations		12,272	6,666

Dividends paid or accrued to
shareholders from net investment income		(12,198)	(6,680)

Capital share transactions		57,467	(7,085)

Total increase (decrease) in net assets		57,541	(7,099)

Net assets:
Beginning of year		431,962	439,061
End of year		$489,503	$431,962

See Notes to Financial Statements

Notes to financial statements

1.	Organization and significant accounting policies

Organization - Tax-Exempt Money Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide income free from federal taxes, while preserving capital and maintaining liquidity, through investments in high-quality municipal securities with effective maturities of one year or less.

The fund offers two share classes consisting of one retail share class (Class A) and one retirement plan share class (Class R-5). Each share class is sold without any sales charges and does not carry any conversion rights.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Net asset value - The fund values its shares in accordance with Securities and Exchange Commission ("SEC") rules, using the penny-rounding method, which permits the fund to maintain a constant net asset value of $1.00 per share.

Security valuation - Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available or are considered unreliable are fair valued as determined in good faith under procedures adopted by authority of the fund's board of trustees. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations - Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the two share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the two share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends to shareholders - Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly.

2. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net income each year. The fund is not subject to income taxes to the extent taxable income is distributed. Generally, income earned by the fund is exempt from federal income taxes. Therefore, no federal income tax provision is required.

Distributions - Distributions paid to shareholders are based on net investment income determined on a tax basis, which may differ from net investment income for financial reporting purposes. As of September 30, 2006, there were no material differences between book and tax reporting. The fiscal year in which amounts are distributed may differ from the year in which the net investment income is recorded by the fund for financial reporting purposes.

During the year ended September 30, 2006, the fund reclassified $5,000 from capital paid in on shares of beneficial interest to accumulated net realized loss to align financial reporting with tax reporting.

As of September 30, 2006, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows:

	(dollars in thousands)
Undistributed tax-exempt income		$168
Short-term loss carryforwards*:
Expiring 2007	$(18)
Expiring 2008	(39)
Expiring 2009	(27)
Expiring 2010	(2)
Expiring 2011	(3)	(89)
Gross unrealized appreciation on investment securities		48
Gross unrealized depreciation on investment securities		(14)
Net unrealized appreciation on investment securities		34
Cost of investment securities		480,728

* Reflects the expiration of short-term loss carryforwards of $5,000. The short-term loss carryforwards will be used to offset any short-term gains realized by the fund in future years through the expiration dates. The fund will not make distributions from short-term gains while capital loss carryforwards remain.

Distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Year ended September 30, 2006	Year ended September 30, 2005
Class A	$11,326	$6,341
Class R-5	872	339
Total	$12,198	$6,680

3. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company SM ("AFS"), the fund’s transfer agent, and American Funds Distributors, Inc.SM ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.390% on the first $200 million of daily net assets and decreasing to 0.290% on such assets in excess of $1.2 billion. During the year ended September 30, 2006, total investment advisory services fees waived by CRMC were $169,000. As a result, the fee shown on the accompanying financial statements of $1,693,000, which was equivalent to an annualized rate of 0.379%, was reduced to $1,524,000, or 0.341% of average daily net assets.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services - The fund has adopted a plan of distribution for Class A shares. Under the plan, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plan provides for payments, based on an annualized percentage of average daily net assets, of up to 0.15%. This class may use a portion of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services.

Transfer agent services - The fund has a transfer agent agreement with AFS for Class A. Under this agreement, this share class compensates AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to Class R-5 from the administrative services fees paid to CRMC described below.

Administrative services - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for Class R-5. This class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

Deferred trustees’ compensation - Since the adoption of the deferred compensation plan in 1993, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund. These amounts represent general, unsecured liabilities of the fund and vary according to the total return of the fund. Trustees’ compensation on the accompanying financial statements includes the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and trustees - Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

4. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales*		Reinvestments of dividends		Repurchases*		Net increase (decrease)
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended September 30, 2006
Class A	$533,241	533,241	$10,499	10,499	$(488,773)	(488,773)	$54,967	54,967
Class R-5	118,671	118,671	453	453	(116,624)	(116,624)	2,500	2,500
Total net increase
(decrease)	$651,912	651,912	$10,952	10,952	$(605,397)	(605,397)	$57,467	57,467

Year ended September 30, 2005
Class A	$471,962	471,962	$5,922	5,922	$(490,910)	(490,910)	$(13,026)	(13,026)
Class R-5	98,533	98,533	199	199	(92,791)	(92,791)	5,941	5,941
Total net increase
(decrease)	$570,495	570,495	$6,121	6,121	$(583,701)	(583,701)	$(7,085)	(7,085)

* Includes exchanges between share classes of the fund.

Financial highlights (1)

	Net asset value, beginning of period	Net investment income (2)	Dividends from net investment income	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers (3)	Ratio of net income to average net assets
Class A:
Year ended 9/30/2006	$1.00	$.027	$(.027)	$1.00	2.76%	$460.52%		.48%	2.73%
Year ended 9/30/2005	1.00	.016	(.016)	1.00	1.63	405.53		.50	1.61
Year ended 9/30/2004	1.00	.005	(.005)	1.00	.49	418.53		.53	.49
Year ended 9/30/2003	1.00	.006	(.006)	1.00	.57	353.55		.55	.57
Year ended 9/30/2002	1.00	.010	(.010)	1.00	1.05	341.54		.54	1.04
Class R-5:
Year ended 9/30/2006	1.00	.027	(.027)	1.00	2.72	30.56		.52	2.69
Year ended 9/30/2005	1.00	.016	(.016)	1.00	1.59	27.56		.53	1.63
Year ended 9/30/2004	1.00	.005	(.005)	1.00	.45	21.57		.57	.47
Year ended 9/30/2003	1.00	.005	(.005)	1.00	.54	10.58		.58	.55
Period from 7/15/2002 to 9/30/2002	1.00	.002	(.002)	1.00	.17	10.12		.12	.17

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) The ratios in this column reflect the impact, if any, of certain waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services for all share classes.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of The Tax-Exempt Money Fund of America:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Tax-Exempt Money Fund of America (the "Fund") at September 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at September 30, 2006 by correspondence with the custodian and broker, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California
November 3, 2006

Tax information	unaudited

We are required to advise you within 60 days of the fund’s fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The fund hereby designates the following amount for the fund’s fiscal year ended September 30, 2006:

    Exempt interest dividends                                             100%

Individual shareholders should refer to their Form 1099-DIV or other tax information, which will be mailed in January 2007, to determine the calendar year amounts to be included on their 2006 tax returns. Shareholders should consult their tax advisers.

Expense example	unaudited

As a shareholder of the fund, you incur certain ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2006, through September 30, 2006).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Hypothetical example for comparison purposes:

The second line of each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning account value 4/1/2006	Ending account value 9/30/2006	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,015.10	$2.37	.47%
Class A -- assumed 5% return	1,000.00	1,022.71	2.38	.47
Class R-5 -- actual return	1,000.00	1,014.91	2.58	.51
Class R-5 -- assumed 5% return	1,000.00	1,022.51	2.59	.51
* Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (183), and divided by 365 (to reflect the one-half year period).

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through October 1, 2007. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The information, material facts and conclusions that formed the basis for the committee’s recommendation and the board’s subsequent approval are described below.

1. Information reviewed

Materials reviewed— During the course of each year, board members review a wide variety of materials relating to the services provided by CRMC, including reports on the fund’s investment results, portfolio composition, portfolio trading practices, shareholder services and other information relating to the nature, extent and quality of services provided by CRMC to the fund. In addition, the committee requests and reviews supplementary information that includes extensive materials regarding the fund’s investment results, advisory fee and expense comparisons, financial and profitability information regarding CRMC, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management and administrative services to the fund.

Review process— The committee received assistance and advice regarding legal and industry standards from independent counsel to the board. The committee discussed the approval of the agreement with CRMC representatives and in a private session with counsel at which no representatives of CRMC were present. In deciding to recommend approval of the agreement, the committee did not identify any single issue or particular piece of information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the board and the committee.

2. Nature, extent and quality of services

CRMC, its personnel and its resources— The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The board and the committee also considered that CRMC made available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, investment results and portfolio accounting. They considered CRMC’s commitment to investing in information technology supporting investment management and compliance. They further considered CRMC’s continuing need to attract and retain qualified personnel and to maintain and enhance its resources and systems. The board and the committee also considered the benefits to fund shareholders from investing in a fund that is part of a larger family of funds offering a variety of investment objectives.

Other services— The board and the committee considered CRMC’s policies, procedures and systems designed to comply with applicable laws and regulations and its commitment to compliance; its efforts to keep the board members informed; and its attention to matters that may involve potential conflicts of interest with the fund. The board and the committee also considered the nature, extent, quality and cost of administrative, distribution and shareholder services provided by CRMC to the fund under the agreement and other agreements, including the information technology, legal, and fund accounting and treasury functions.

3. Investment results

The board and the committee considered the investment results of the fund in light of its objective of providing shareholders with income on their cash reserves, exempt from federal income tax, while preserving capital and maintaining liquidity. Among other things, they compared the fund’s total returns with the average returns of all funds included in the Lipper Tax-Exempt Money Market Funds category (the Lipper category that includes the fund) and the Lipper Tax-Exempt Money Market Funds Index (composed of the 30 largest funds in the category each year). The board and the committee noted that for the six months ended June 30, 2006, and the three-, five- and 10-year periods ended June 30, 2006, the fund’s investment results were at or near both measurements. They also noted that the ranges of results of the funds included in the Lipper index were narrow during the measurement periods.

4. Advisory fees and total expenses

The board and the committee reviewed the advisory fees and total expenses of the fund (each as a percentage of average net assets) and compared such amounts with the median fee and expense levels of all other funds in the Lipper Tax-Exempt Money Market Funds category and the Lipper Tax-Exempt Money Market Funds Index as of September 30, 2005. The board and the committee observed that the fund’s advisory fees were at or below the median fees for all such other funds in the Lipper index as of the end of each of the fund’s last 10 fiscal years, and were at or below the median fees for all such other funds in the Lipper category as of the end of each of those fiscal years except 1999 and 2003-2005. They observed that the fund’s total expenses had decreased since September 30, 2000, and were below the median for all such other funds as of the end of the fund’s last five fiscal years. The board and the committee also noted the 10% advisory fee waiver that CRMC put into effect on April 1, 2005.

The board and the committee also reviewed information regarding the advisory fees paid by institutional clients of an affiliate of CRMC with similar investment mandates. They noted that, although the fees paid by those clients generally were lower than those paid by American Funds, the differences appropriately reflected the significant investment, operational and regulatory differences between advising mutual funds and institutional clients.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, as well as the resulting level of profits to CRMC, comparing those to the reported results of several large, publicly held investment management companies. The committee also received information during previous periods regarding the structure and manner in which CRMC’s investment professionals were compensated and CRMC’s view of the relationship of such compensation to the attraction and retention of quality personnel. The board and the committee considered CRMC’s willingness to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements. They further considered that breakpoint discounts in the fund’s advisory fee structure reduce the level of fees charged by CRMC to the fund as fund assets increase. They also considered the impact of CRMC’s current 10% advisory fee waiver.

6. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers.

7. Conclusions

Based on their review, including their consideration of each of the factors referred to above, the board and the committee concluded that the agreement is fair and reasonable to the fund and its shareholders, that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund, that each of the factors discussed above supported approval of the agreement, and that approval of the agreement was in the best interests of the fund and its shareholders.

Board of trustees

“Independent” trustees

Name and age	Year first elected a trustee of the funds[1]	Principal occupation(s) during past five years

Ambassador Richard G. Capen, Jr., 72	1999	Corporate director and author; former U.S. Ambassador to Spain; former Vice Chairman, Knight-Ridder, Inc. (communications company); former Chairman and Publisher, The Miami Herald

H. Frederick Christie, 73	CMTA 1976	Private investor; former President and CEO, The Mission Group (non-utility holding company,
	CTRS 1991	subsidiary of Southern California Edison Company)
	CTEX 1989

Diane C. Creel, 58	1994	Chairman of the Board, President and CEO, Ecovation, Inc. (organic waste management); former President and CEO, The Earth Technology Corporation (international consulting engineering)

Martin Fenton, 71	CMTA 1989	Chairman of the Board, Senior Resource Group LLC (development and management of senior living communities)
Chairman of the Boards	CTRS 1991
(Independent and Non-	CTEX 1989
Executive)

Leonard R. Fuller, 60	CMTA 1994	President and CEO, Fuller Consulting (financial management consulting firm)
	CTRS 1994
	CTEX 1995

R. Clark Hooper, 60	2005	President, Dumbarton Group LLC (consulting); former Executive Vice President — Policy and Oversight, NASD

Richard G. Newman, 72	1991	Chairman of the Board, AECOM Technology Corporation (engineering, consulting and professional technical services)

Frank M. Sanchez, 63	1999	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)

“Independent” trustees

Name and age	Number of portfolios in fund complex[2] overseen by trustee	Other directorships[3] held by trustee

Ambassador	15	Carnival Corporation
Richard G. Capen, Jr., 72

H. Frederick Christie, 73	20	Ducommun Incorporated; IHOP Corporation; Southwest Water Company

Diane C. Creel, 58	13	Allegheny Technologies; BF Goodrich; Foster Wheeler Ltd.

Martin Fenton, 71	17	None
Chairman of the Boards (Independent and Non-Executive)

Leonard R. Fuller, 60	15	None

R. Clark Hooper, 60	18	JPMorgan Value Opportunities Fund

Richard G. Newman, 72	14	Sempra Energy; Southwest Water Company

Frank M. Sanchez, 63	13	None

“Interested” trustees[4]

Name, age and position with funds	Year first elected a trustee or officer of the funds[1]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the funds

Paul G. Haaga, Jr., 57	CMTA 1985	Vice Chairman of the Board, Capital Research and Management Company; Director,
Vice Chairman of the Boards	CTRS 1990	The Capital Group Companies, Inc.[5]
CTEX 1992

Abner D. Goldstine, 76	CMTA 1976	Senior Vice President and Director, Capital Research and Management Company
President	CTRS 1991
CTEX 1989

Don R. Conlan, 70	CMTA 1996	President (retired), The Capital Group Companies, Inc.[5]
CTRS 1996

“Interested” trustees4

Name, age and position with funds	Number of portfolios in fund complex[2] overseen by trustee	Other directorships[3] held by trustee

Paul G. Haaga, Jr., 57	16	None
Vice Chairman of the Boards

Abner D. Goldstine, 76	13	None
President

Don R. Conlan, 70	5	None

CMTA The Cash Management Trust of America	CTRS The U.S. Treasury Money Fund of America	CTEX The Tax-Exempt Money Fund of America

The statement of additional information includes additional information about the funds’ trustees and is available without charge upon request by calling American Funds Service Company at 800/421-0180. The address for all trustees and officers of the funds is 333 South Hope Street, Los Angeles, CA 90071, Attention: Fund Secretary.

Please see page 48 for footnotes.

Other officers

Name, age and position with funds	Year first elected an officer of the funds[1]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the funds

Teresa S. Cook, 54	1991	Senior Vice President — Investment Management Group, Capital Research and Management Company
Senior Vice President
CMTA and CTRS only

Neil L. Langberg, 53	1989	Vice President — Investment Management Group, Capital Research and Management Company
Senior Vice President
CTEX only

Kristine M. Nishiyama, 36	2003	Vice President and Counsel — Fund Business Management Group, Capital Research and Management
Vice President		Company; Vice President and Counsel — Capital Bank and Trust Company[5]

Karen F. Hall, 41	1999	Vice President — Investment Management Group, Capital Research and Management Company
Assistant Vice President
CMTA and CTRS only

Kimberly S. Verdick, 42	1994	Vice President — Fund Business Management Group, Capital Research and Management Company
Secretary

Ari M. Vinocor, 32	2005	Vice President — Fund Business Management Group, Capital Research and Management Company
Treasurer

Susi M. Silverman, 36	2000	Vice President — Fund Business Management Group, Capital Research and Management Company
Assistant Treasurer

1 Trustees and officers of the funds serve until their resignation, removal or retirement.
2 Capital Research and Management Company manages the American Funds, consisting of 30 funds. Capital Research and Management Company also manages American Funds Insurance Series,® which serves as the underlying investment vehicle for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain nonprofit organizations.
3 This includes all directorships (other than those in the American Funds) that are held by each trustee as a director of a public company or a registered investment company.
4 “Interested persons” within the meaning of the 1940 Act, on the basis of their affiliation with the funds’ investment adviser, Capital Research and Management Company, or affiliated entities (including the funds’ principal underwriter).
5 Company affiliated with Capital Research and Management Company.

Offices of the funds and of the
investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Counsel
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

Independent registered public
accounting firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Most American Funds offer several share classes, each with its own sales charge and expense structure, allowing you to choose the one that best meets your financial needs. The three American Funds money market funds each offer Class A shares at no sales charge.

The Cash Management Trust of America (CMTA) is the only American Funds money market fund that offers Class B, C, F and 529 shares. CMTA Class B and C shares may be acquired only by exchanging from other American Funds within the same share class (i.e., they may not be purchased directly) and do not offer check-writing privileges. American Funds Class B, C and F shares are subject to additional annual expenses and fees, including, in the case of Class B and C shares, higher 12b-1 fees and contingent deferred sales charges if Class B shares are redeemed within six years of purchase and Class C shares are redeemed within one year of purchase. Class B, C and F shares are not available to certain employer-sponsored retirement plans. See the CMTA prospectus for further details.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the funds’ prospectus, which can be obtained from your financial adviser and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The funds file their proxy voting records with the SEC for the 12 months ended June 30 by August 31. The reports also are available on the SEC and American Funds websites.

The Cash Management Trust of America, The U.S. Treasury Money Fund of America and The Tax-Exempt Money Fund of America file a complete list of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of The Cash Management Trust of America, The U.S. Treasury Money Fund of America and The Tax-Exempt Money Fund of America, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the funds. If used as sales material after December 31, 2006, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For 75 years, we have followed a consistent philosophy that we firmly believe is in our investors’ best interests. The range of opportunities offered by our family of just 30 carefully conceived, broadly diversified funds has attracted over 35 million shareholder accounts.

Our unique combination of strengths includes these five factors:

• A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects.

• An extensive global research effort
American Funds investment professionals search the world to gain a comprehensive understanding of companies and markets.

• The multiple portfolio counselor system
Our unique method of portfolio management, developed nearly 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

• Experienced investment professionals
American Funds portfolio counselors have an average of 23 years of investment experience, providing a wealth of knowledge and experience that few organizations have.

• A commitment to low operating expenses
The American Funds provide exceptional value for shareholders, with operating expenses that are among the lowest in the mutual fund industry.

30 mutual funds, consistent philosophy, consistent results

• Growth funds
Emphasis on long-term growth through stocks
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World FundSM
SMALLCAP World Fund®

• Growth-and-income funds
Emphasis on long-term growth and dividends through stocks
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
The Investment Company of America®
Washington Mutual Investors FundSM

• Equity-income funds
Emphasis on above-average income and growth through stocks and/or bonds
Capital Income Builder®
The Income Fund of America®

• Balanced fund
Emphasis on long-term growth and current income through stocks and bonds
American Balanced Fund®

• Bond funds
Emphasis on current income through bonds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

• Tax-exempt bond funds
Emphasis on tax-free current income through municipal bonds
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

• Money market funds
> The Cash Management Trust of America®
> The Tax-Exempt Money Fund of AmericaSM
> The U.S. Treasury Money Fund of AmericaSM

The Capital Group Companies

American Funds                Capital Research and Management                 Capital International                Capital Guardian               Capital Bank and Trust

Lit. No. MFGEAR-960-1106P

Litho in USA AGD/Q/8063-S7506

Printed on recycled paper

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made to American Funds Service Company at 800/421-0180 or to the Secretary of the Registrant, 333 South Hope Street, Los Angeles, California 90071.

ITEM 3 - Audit Committee Financial Expert

The Registrant’s Board has determined that H. Frederick Christie, a member of the Registrant’s Audit Committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the Audit Committee and of the Board, nor will it reduce the responsibility of the other Audit Committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the Board had designated them as such. Most importantly, the Board believes each member of the Audit Committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant:
a) Audit Fees:
2005	$47,000
2006	$49,000
b) Audit-Related Fees:
2005	None
2006	None
c) Tax Fees:
2005	$5,000
2006	$6,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.
d) All Other Fees:
2005	None
2006	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):

a) Not Applicable
b) Audit-Related Fees:
2005	None
2006	None
c) Tax Fees:
2005	$21,000
2006	$5,000
The tax fees consist of consulting services relating to the registrant’s investments.
d) All Other Fees:
2005	None
2006	None

The Registrant’s Audit Committee will pre-approve all audit and permissible non-audit services that the Committee considers compatible with maintaining the auditors’ independence. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The Committee will not delegate its responsibility to pre-approve these services to the investment adviser. The Committee may delegate to one or more Committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full Committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser, and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant and the adviser and affiliates that provide ongoing services to the Registrant were $27,000 for fiscal year 2005 and $11,000 for fiscal year 2006. The non-audit services represented by these amounts were brought to the attention of the Committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a Nominating and Governance Committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the Board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Nominating and Governance Committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Nominating and Governance Committee.

ITEM 11 - Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 - Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CASH MANAGEMENT TRUST OF AMERICA

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and Principal Executive Officer

Date: December 8, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and Principal Executive Officer

Date: December 8, 2006

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: December 8, 2006